================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-5225

                       Oppenheimer Quest for Value Funds
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
              (Address of principal executive offices)  (Zip code)

                               Arthur S. Gabinet
                             OppenheimerFunds, Inc.
           Two World Financial Center, New York, New York 10281-1008
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: October 31

                      Date of reporting period: 1/31/2012

================================================================================

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                                                                    SHARES                        VALUE
--------------------------------------------------------------------------------------------------------
WHOLLY-OWNED SUBSIDIARY--0.9%
Oppenheimer Global Allocation Fund (Cayman) Ltd.(1),(2)
(Cost $15,453,749)                                                   2,921              $     17,527,194
--------------------------------------------------------------------------------------------------------
COMMON STOCKS--62.8%
--------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.2%
--------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--0.1%
Dana Holding Corp.(2)                                               10,239                       152,049
--------------------------------------------------------------------------------------------------------
Johnson Controls, Inc.                                              78,530                     2,494,898
                                                                                        ----------------
                                                                                               2,646,947
--------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.4%
Bayerische Motoren Werke (BMW) AG                                   21,986                     1,880,529
--------------------------------------------------------------------------------------------------------
Bayerische Motoren Werke (BMW) AG, Preference                       60,201                     3,427,795
--------------------------------------------------------------------------------------------------------
PT Astra International Tbk                                         313,500                     2,751,407
                                                                                        ----------------
                                                                                               8,059,731
--------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.1%
CFAO                                                                53,880                     1,837,347
--------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--0.4%
Ambow Education Holding Ltd., ADR                                   26,940                       204,744
--------------------------------------------------------------------------------------------------------
Benesse Holdings, Inc.                                              30,600                     1,425,216
--------------------------------------------------------------------------------------------------------
Dignity plc                                                        171,545                     2,108,495
--------------------------------------------------------------------------------------------------------
Estacio Participacoes SA                                           128,800                     1,464,776
--------------------------------------------------------------------------------------------------------
Kroton Educacional SA                                               75,000                       884,272
--------------------------------------------------------------------------------------------------------
Kroton Educacional SA(2)                                            38,061                       446,572
--------------------------------------------------------------------------------------------------------
MegaStudy Co. Ltd.                                                   9,978                       957,518
--------------------------------------------------------------------------------------------------------
New Oriental Education & Technology Group, Inc.,
Sponsored ADR(2)                                                     2,010                        47,878
--------------------------------------------------------------------------------------------------------
Zee Learn Ltd.                                                     141,041                        40,648
                                                                                        ----------------
                                                                                               7,580,119
--------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.8%
Carnival Corp.                                                     163,590                     4,940,418
--------------------------------------------------------------------------------------------------------
Ctrip.com International Ltd., ADR                                  137,490                     3,444,125
--------------------------------------------------------------------------------------------------------
Domino's Pizza UK & IRL plc                                        180,930                     1,304,658
--------------------------------------------------------------------------------------------------------
Gaylord Entertainment Co., Cl. A(2)                                  5,572                       156,295
--------------------------------------------------------------------------------------------------------
Genting Berhad                                                     161,500                       590,362
--------------------------------------------------------------------------------------------------------
Genting Singapore plc                                            1,101,000                     1,421,875
--------------------------------------------------------------------------------------------------------
Home Inns & Hotels Management, Inc., ADR                            37,120                     1,094,669
--------------------------------------------------------------------------------------------------------
Jollibee Foods Corp.                                               703,730                     1,604,869
--------------------------------------------------------------------------------------------------------
Lottomatica SpA                                                     65,399                     1,094,973
--------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                   129,555                    12,832,423
--------------------------------------------------------------------------------------------------------
William Hill plc                                                   773,326                     2,738,203
--------------------------------------------------------------------------------------------------------
Yum! Brands, Inc.                                                   60,460                     3,828,932
                                                                                        ----------------
                                                                                              35,051,802
--------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.1%
SEB SA                                                              15,820                     1,314,022
--------------------------------------------------------------------------------------------------------
Sony Corp.                                                          89,100                     1,626,057
                                                                                        ----------------
                                                                                               2,940,079
--------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.2%
Amazon.com, Inc.(2)                                                 12,986                     2,524,998
--------------------------------------------------------------------------------------------------------
B2W Companhia Global do Varejo                                     179,117                     1,068,223
--------------------------------------------------------------------------------------------------------

1 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                                                                    SHARES                        VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY CONTINUED
--------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL CONTINUED
Yoox SpA                                                            28,796              $        325,815
                                                                                        ----------------
                                                                                               3,919,036
--------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--0.1%
Nintendo Co. Ltd.                                                   11,100                     1,505,825
--------------------------------------------------------------------------------------------------------
MEDIA--1.4%
Grupo Televisa SA, Sponsored GDR                                   311,500                     6,142,780
--------------------------------------------------------------------------------------------------------
McGraw--Hill Cos., Inc. (The)                                       74,860                     3,443,560
--------------------------------------------------------------------------------------------------------
SES, FDR                                                            39,930                       942,755
--------------------------------------------------------------------------------------------------------
Time Warner Cable, Inc.                                             39,418                     2,905,895
--------------------------------------------------------------------------------------------------------
TV18 Broadcast Ltd.                                                212,507                       134,523
--------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                              228,366                     8,883,437
--------------------------------------------------------------------------------------------------------
Zee Entertainment Enterprises Ltd.                               1,797,230                     4,648,917
                                                                                        ----------------
                                                                                              27,101,867
--------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.5%
Lojas Americanas SA, Preference                                    393,299                     3,801,980
--------------------------------------------------------------------------------------------------------
Pinault-Printemps-Redoute SA                                        26,970                     4,261,508
--------------------------------------------------------------------------------------------------------
Shinsegae Co. Ltd.                                                   6,452                     1,585,216
                                                                                        ----------------
                                                                                               9,648,704
--------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.4%
Abercrombie & Fitch Co., Cl. A                                      26,010                     1,194,899
--------------------------------------------------------------------------------------------------------
Bed Bath & Beyond, Inc.(2)                                          13,726                       833,168
--------------------------------------------------------------------------------------------------------
Hennes & Mauritz AB, Cl. B                                          23,326                       763,646
--------------------------------------------------------------------------------------------------------
Industria de Diseno Textil SA                                       86,568                     7,552,761
--------------------------------------------------------------------------------------------------------
Kingfisher plc                                                     226,230                       911,551
--------------------------------------------------------------------------------------------------------
Limited Brands, Inc.                                                53,330                     2,232,394
--------------------------------------------------------------------------------------------------------
O'Reilly Automotive, Inc.(2)                                        31,221                     2,544,824
--------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                      126,593                     8,076,633
--------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                                                31,333                     2,135,031
                                                                                        ----------------
                                                                                              26,244,907
--------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.7%
Burberry Group plc                                                 101,107                     2,144,822
--------------------------------------------------------------------------------------------------------
Coach, Inc.                                                         66,334                     4,646,697
--------------------------------------------------------------------------------------------------------
Compagnie Financiere Richemont SA, Cl. A                            16,730                       946,913
--------------------------------------------------------------------------------------------------------
Li Ning Co. Ltd.                                                   656,500                       677,214
--------------------------------------------------------------------------------------------------------
Luxottica Group SpA                                                 47,379                     1,561,121
--------------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton SA                                 46,320                     7,488,753
--------------------------------------------------------------------------------------------------------
Nike, Inc., Cl. B                                                   47,551                     4,944,828
--------------------------------------------------------------------------------------------------------
Prada SpA, Unsponsored ADR                                         422,800                     2,014,446
--------------------------------------------------------------------------------------------------------
Ralph Lauren Corp.                                                  24,053                     3,656,056
--------------------------------------------------------------------------------------------------------
Swatch Group AG (The), Cl. B                                         3,921                     1,651,889
--------------------------------------------------------------------------------------------------------
Tod's SpA                                                           29,111                     2,612,184
                                                                                        ----------------
                                                                                              32,344,923
--------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--8.0%
--------------------------------------------------------------------------------------------------------
BEVERAGES--3.0%
Anadolu Efes Biracilik ve Malt Sanayii AS                          111,241                     1,555,753
--------------------------------------------------------------------------------------------------------
Anheuser-Busch InBev NV, Sponsored ADR                              23,950                     1,456,160

2 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                                                                    SHARES                        VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------------------------
CONSUMER STAPLES CONTINUED
--------------------------------------------------------------------------------------------------------
BEVERAGES CONTINUED
--------------------------------------------------------------------------------------------------------
Brown-Forman Corp., Cl. B                                           38,070              $      3,091,665
--------------------------------------------------------------------------------------------------------
C&C Group plc                                                      515,229                     2,118,875
--------------------------------------------------------------------------------------------------------
Carlsberg AS, Cl. B                                                 93,321                     7,109,098
--------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                                 90,670                     6,122,945
--------------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas, Sponsored ADR,
Preference                                                         203,600                     7,409,004
--------------------------------------------------------------------------------------------------------
Diageo plc                                                         111,302                     2,458,957
--------------------------------------------------------------------------------------------------------
East African Breweries Ltd.                                         80,873                       160,011
--------------------------------------------------------------------------------------------------------
Fomento Economico Mexicano SA de CV, Sponsored ADR                  87,280                     6,154,986
--------------------------------------------------------------------------------------------------------
Fomento Economico Mexicano SA de CV, UBD                         1,299,231                     9,159,538
--------------------------------------------------------------------------------------------------------
Grupo Modelo SA de CV, Series C                                    256,305                     1,588,473
--------------------------------------------------------------------------------------------------------
Heineken NV                                                         16,807                       776,486
--------------------------------------------------------------------------------------------------------
Nigerian Breweries plc                                           1,827,544                     1,048,767
--------------------------------------------------------------------------------------------------------
Pernod-Ricard SA                                                    21,780                     2,090,823
--------------------------------------------------------------------------------------------------------
SABMiller plc                                                      130,290                     4,943,875
                                                                                        ----------------
                                                                                              57,245,416
--------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.9%
Almacenes Exito SA                                                 121,700                     1,653,861
--------------------------------------------------------------------------------------------------------
Almacenes Exito SA, GDR(3)                                         132,800                     1,795,336
--------------------------------------------------------------------------------------------------------
BIM Birlesik Magazalar AS                                           53,368                     1,644,426
--------------------------------------------------------------------------------------------------------
Cencosud SA                                                        126,064                       716,842
--------------------------------------------------------------------------------------------------------
Companhia Brasileira de Distribuicao Grupo Pao de
Acucar, Sponsored ADR                                               94,590                     4,030,480
--------------------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                              61,967                     5,098,025
--------------------------------------------------------------------------------------------------------
Dairy Farm International Holdings Ltd.                              93,228                       914,567
--------------------------------------------------------------------------------------------------------
E-Mart Co. Ltd.                                                     23,103                     5,583,713
--------------------------------------------------------------------------------------------------------
Etablissements Economiques du Casino
Guichard-Perrachon SA                                                6,050                       538,130
--------------------------------------------------------------------------------------------------------
Magnit                                                              46,702                     5,087,642
--------------------------------------------------------------------------------------------------------
Magnit OJSC                                                         13,589                     1,449,269
--------------------------------------------------------------------------------------------------------
Magnit OJSC, Sponsored GDR                                          56,300                     1,451,259
--------------------------------------------------------------------------------------------------------
Shoppers Drug Mart Corp.                                            62,075                     2,569,176
--------------------------------------------------------------------------------------------------------
Sun Art Retail Group Ltd.                                           32,000                        38,951
--------------------------------------------------------------------------------------------------------
Wal-Mart de Mexico SAB de CV, Series V                             873,542                     2,697,545
--------------------------------------------------------------------------------------------------------
Woolworths Ltd.                                                     35,224                       927,036
--------------------------------------------------------------------------------------------------------
Wumart Stores, Inc.                                                367,000                       758,106
                                                                                        ----------------
                                                                                              36,954,364
--------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.6%
Aryzta AG                                                           52,554                     2,426,448
--------------------------------------------------------------------------------------------------------
Barry Callebaut AG                                                   2,767                     2,603,174
--------------------------------------------------------------------------------------------------------
Mead Johnson Nutrition Co., Cl. A                                    8,590                       636,433
--------------------------------------------------------------------------------------------------------
Nestle SA                                                          124,606                     7,140,648
--------------------------------------------------------------------------------------------------------
Nestle SA, Sponsored ADR                                            32,985                     1,897,627
--------------------------------------------------------------------------------------------------------
Tingyi Holding Corp. (Cayman Islands)                            1,120,000                     3,271,053
--------------------------------------------------------------------------------------------------------
Unilever NV CVA                                                     55,354                     1,842,720
--------------------------------------------------------------------------------------------------------
Unilever NV, NY Shares                                              56,211                     1,874,637
--------------------------------------------------------------------------------------------------------
Unilever plc                                                       198,884                     6,412,176
--------------------------------------------------------------------------------------------------------

3 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                                                                    SHARES                        VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------------------------
CONSUMER STAPLES CONTINUED
--------------------------------------------------------------------------------------------------------
FOOD PRODUCTS CONTINUED
Want Want China Holdings Ltd.                                    2,542,000              $      2,356,708
                                                                                        ----------------
                                                                                              30,461,624
--------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.9%
Colgate-Palmolive Co.                                              116,616                    10,579,404
--------------------------------------------------------------------------------------------------------
Hindustan Unilever Ltd.                                            315,968                     2,421,601
--------------------------------------------------------------------------------------------------------
Reckitt Benckiser Group plc                                         35,792                     1,904,094
--------------------------------------------------------------------------------------------------------
Unilever Indonesia Tbk                                           1,186,500                     2,586,808
                                                                                        ----------------
                                                                                              17,491,907
--------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.4%
Colgate-Palmolive (India) Ltd.                                      83,171                     1,687,642
--------------------------------------------------------------------------------------------------------
Dabur India Ltd.                                                   365,790                       696,884
--------------------------------------------------------------------------------------------------------
Estee Lauder Cos., Inc. (The), Cl. A(2)                             16,560                       959,321
--------------------------------------------------------------------------------------------------------
L'Oreal SA                                                           6,830                       726,419
--------------------------------------------------------------------------------------------------------
Marico Ltd.                                                        525,028                     1,611,877
--------------------------------------------------------------------------------------------------------
Natura Cosmeticos SA                                               124,900                     2,674,999
                                                                                        ----------------
                                                                                               8,357,142
--------------------------------------------------------------------------------------------------------
TOBACCO--0.2%
Eastern Tobacco Co.                                                 11,957                       182,494
--------------------------------------------------------------------------------------------------------
Philip Morris International, Inc.                                   56,983                     4,260,619
                                                                                        ----------------
                                                                                               4,443,113
--------------------------------------------------------------------------------------------------------
ENERGY--4.7%
--------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.8%
Baker Hughes, Inc.                                                  68,260                     3,353,614
--------------------------------------------------------------------------------------------------------
Cameron International Corp.(2)                                      30,710                     1,633,772
--------------------------------------------------------------------------------------------------------
Ensco plc, Sponsored ADR                                            29,020                     1,527,613
--------------------------------------------------------------------------------------------------------
Eurasia Drilling Co. Ltd., GDR                                      80,690                     2,122,147
--------------------------------------------------------------------------------------------------------
Halliburton Co.                                                     30,400                     1,118,112
--------------------------------------------------------------------------------------------------------
National Oilwell Varco, Inc.                                        53,780                     3,978,644
--------------------------------------------------------------------------------------------------------
Saipem SpA                                                          27,168                     1,271,512
--------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                   75,241                     5,655,866
--------------------------------------------------------------------------------------------------------
Schoeller-Bleckmann Oilfield Equipment AG                           11,677                       980,899
--------------------------------------------------------------------------------------------------------
Technip SA                                                          69,270                     6,498,423
--------------------------------------------------------------------------------------------------------
Tenaris SA, ADR                                                     85,780                     3,367,723
--------------------------------------------------------------------------------------------------------
Transocean Ltd.                                                     58,880                     2,785,024
                                                                                        ----------------
                                                                                              34,293,349
--------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--2.9%
Apache Corp.                                                        24,470                     2,419,594
--------------------------------------------------------------------------------------------------------
BG Group plc                                                       152,940                     3,434,281
--------------------------------------------------------------------------------------------------------
Cairn Energy plc                                                   412,780                     1,832,988
--------------------------------------------------------------------------------------------------------
Chevron Corp.                                                       67,212                     6,928,213
--------------------------------------------------------------------------------------------------------
China Shenhua Energy Co. Ltd.                                      661,500                     2,892,724
--------------------------------------------------------------------------------------------------------
CNOOC Ltd.                                                       1,286,000                     2,620,309
--------------------------------------------------------------------------------------------------------
ConocoPhillips                                                      30,893                     2,107,212
--------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                   50,013                     4,188,089
--------------------------------------------------------------------------------------------------------
NovaTek OAO, Sponsored GDR(3,4)                                     10,700                     1,441,290
--------------------------------------------------------------------------------------------------------
NovaTek OAO, Sponsored GDR(4)                                       36,800                     4,956,960
--------------------------------------------------------------------------------------------------------

4 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                                                                    SHARES                        VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------------------------
ENERGY CONTINUED
--------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
--------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                          58,776              $      5,864,082
--------------------------------------------------------------------------------------------------------
Peabody Energy Corp.                                                38,610                     1,316,215
--------------------------------------------------------------------------------------------------------
Petroleo Brasileiro SA, Sponsored ADR                              128,100                     3,577,833
--------------------------------------------------------------------------------------------------------
Royal Dutch Shell plc, ADR                                          59,180                     4,223,085
--------------------------------------------------------------------------------------------------------
Total SA                                                            63,900                     3,377,213
--------------------------------------------------------------------------------------------------------
Tsakos Energy Navigation Ltd.                                       20,450                       136,606
--------------------------------------------------------------------------------------------------------
Tullow Oil plc                                                     211,320                     4,628,661
--------------------------------------------------------------------------------------------------------
Uranium Energy Corp.(2)                                            110,200                       396,720
--------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp.(2)                                           1,105                        55,349
--------------------------------------------------------------------------------------------------------
YPF SA, Sponsored ADR                                               19,840                       694,400
                                                                                        ----------------
                                                                                              57,091,824
--------------------------------------------------------------------------------------------------------
FINANCIALS--6.2%
--------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.0%
BinckBank NV                                                       134,598                     1,452,496
--------------------------------------------------------------------------------------------------------
Credit Suisse Group AG                                             147,559                     3,828,038
--------------------------------------------------------------------------------------------------------
Egyptian Financial Group-Hermes Holding SAE                        267,892                       527,030
--------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                     39,785                     4,434,834
--------------------------------------------------------------------------------------------------------
ICAP plc                                                           484,360                     2,564,528
--------------------------------------------------------------------------------------------------------
T. Rowe Price Group, Inc.                                           23,916                     1,383,301
--------------------------------------------------------------------------------------------------------
Tullett Prebon plc                                                 161,060                       755,809
--------------------------------------------------------------------------------------------------------
UBS AG(2)                                                          319,536                     4,364,492
                                                                                        ----------------
                                                                                              19,310,528
--------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--1.8%
Akbank T.A.S.                                                      152,143                       571,976
--------------------------------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA                                 395,199                     3,450,043
--------------------------------------------------------------------------------------------------------
Banco Davivienda SA                                                 97,835                     1,070,121
--------------------------------------------------------------------------------------------------------
Banco Santander Chile SA                                        11,278,837                       887,210
--------------------------------------------------------------------------------------------------------
Bancolombia SA, Sponsored ADR                                       22,510                     1,395,845
--------------------------------------------------------------------------------------------------------
Commercial International Bank                                      240,312                       940,759
--------------------------------------------------------------------------------------------------------
Credicorp Ltd.                                                      12,810                     1,455,985
--------------------------------------------------------------------------------------------------------
Grupo Financiero Inbursa SA de CV                                  625,575                     1,290,593
--------------------------------------------------------------------------------------------------------
HDFC Bank Ltd., ADR                                                113,870                     3,533,386
--------------------------------------------------------------------------------------------------------
ICICI Bank Ltd., Sponsored ADR                                     156,470                     5,665,779
--------------------------------------------------------------------------------------------------------
Itau Unibanco Holding SA, ADR, Preference                           67,850                     1,354,286
--------------------------------------------------------------------------------------------------------
PT Bank Central Asia Tbk                                           264,500                       235,373
--------------------------------------------------------------------------------------------------------
Siam Commercial Bank Public Co. Ltd.                               434,300                     1,699,282
--------------------------------------------------------------------------------------------------------
Societe Generale SA, Cl. A                                          33,970                       914,482
--------------------------------------------------------------------------------------------------------
Standard Bank Group Ltd.                                           101,286                     1,387,760
--------------------------------------------------------------------------------------------------------
Standard Chartered plc                                              39,167                       946,772
--------------------------------------------------------------------------------------------------------
Sumitomo Mitsui Financial Group, Inc.                               77,000                     2,459,451
--------------------------------------------------------------------------------------------------------
Turkiye Garanti Bankasi AS                                         162,864                       588,450
--------------------------------------------------------------------------------------------------------
U.S. Bancorp                                                        58,968                     1,664,077
--------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                  100,584                     2,938,059
                                                                                        ----------------
                                                                                              34,449,689
--------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.2%
American Express Co.                                                91,336                     4,579,587

5 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                                                                    SHARES                        VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------------------------
FINANCIALS CONTINUED
--------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.0%
BM&F BOVESPA SA                                                  1,400,900              $      8,811,751
--------------------------------------------------------------------------------------------------------
Haci Omer Sabanci Holding AS                                       913,881                     3,497,420
--------------------------------------------------------------------------------------------------------
Hong Kong Exchanges & Clearing Ltd.                                143,600                     2,492,303
--------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                               117,732                     4,391,404
                                                                                        ----------------
                                                                                              19,192,878
--------------------------------------------------------------------------------------------------------
INSURANCE--1.3%
Aflac, Inc.                                                         57,130                     2,755,380
--------------------------------------------------------------------------------------------------------
AIA Group Ltd.                                                     835,800                     2,791,281
--------------------------------------------------------------------------------------------------------
Allianz SE                                                          37,771                     4,153,081
--------------------------------------------------------------------------------------------------------
Chubb Corp.                                                         35,328                     2,381,460
--------------------------------------------------------------------------------------------------------
Dai-ichi Life Insurance Co.                                          2,518                     2,659,275
--------------------------------------------------------------------------------------------------------
Fidelity National Financial, Inc., Cl. A                            96,740                     1,759,701
--------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                         61,000                     1,926,990
--------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                          43,580                     2,494,519
--------------------------------------------------------------------------------------------------------
Prudential plc                                                     440,942                     4,886,751
                                                                                        ----------------
                                                                                              25,808,438
--------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.6%
DLF Ltd.                                                           363,213                     1,580,264
--------------------------------------------------------------------------------------------------------
Hang Lung Group Ltd.                                               228,500                     1,451,088
--------------------------------------------------------------------------------------------------------
Hang Lung Properties Ltd.                                          594,570                     2,043,156
--------------------------------------------------------------------------------------------------------
Medinet Nasr for Housing & Development Co.                          20,301                        40,814
--------------------------------------------------------------------------------------------------------
Multiplan Empreendimentos Imobiliarios SA                           57,200                     1,309,524
--------------------------------------------------------------------------------------------------------
SM Prime Holdings, Inc.                                         13,974,683                     5,344,172
                                                                                        ----------------
                                                                                              11,769,018
--------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--0.3%
Housing Development Finance Corp. Ltd.                             372,502                     5,257,367
--------------------------------------------------------------------------------------------------------
HEALTH CARE--5.0%
--------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.9%
Alexion Pharmaceuticals, Inc.(2)                                    10,660                       818,262
--------------------------------------------------------------------------------------------------------
Amgen, Inc.                                                         41,640                     2,827,772
--------------------------------------------------------------------------------------------------------
Amylin Pharmaceuticals, Inc.(2)                                    130,510                     1,857,157
--------------------------------------------------------------------------------------------------------
Celgene Corp.(2)                                                    14,924                     1,084,975
--------------------------------------------------------------------------------------------------------
CSL Ltd.                                                            75,600                     2,498,517
--------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.(2)                                            35,050                     1,711,842
--------------------------------------------------------------------------------------------------------
Grifols SA                                                         129,704                     2,366,737
--------------------------------------------------------------------------------------------------------
Grifols SA, Cl. B(2)                                                14,704                       187,526
--------------------------------------------------------------------------------------------------------
Theravance, Inc.(2)                                                 70,070                     1,243,042
--------------------------------------------------------------------------------------------------------
Vertex Pharmaceuticals, Inc.(2)                                     47,030                     1,737,759
                                                                                        ----------------
                                                                                              16,333,589
--------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.9%
Baxter International, Inc.                                         100,599                     5,581,233
--------------------------------------------------------------------------------------------------------
Covidien plc                                                        43,713                     2,251,220
--------------------------------------------------------------------------------------------------------
DiaSorin SpA                                                        16,588                       502,305
--------------------------------------------------------------------------------------------------------
Essilor International SA                                            20,120                     1,473,800
--------------------------------------------------------------------------------------------------------
Nobel Biocare Holding AG                                            24,643                       341,602
--------------------------------------------------------------------------------------------------------

6 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                                                                    SHARES                        VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------------------------
HEALTH CARE CONTINUED
--------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES CONTINUED
--------------------------------------------------------------------------------------------------------
Smith & Nephew plc                                                  89,546              $        867,803
--------------------------------------------------------------------------------------------------------
Sonova Holding AG                                                   12,271                     1,253,762
--------------------------------------------------------------------------------------------------------
Straumann Holding AG                                                 2,096                       377,075
--------------------------------------------------------------------------------------------------------
William Demant Holding AS                                           16,584                     1,373,501
--------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.                                               64,290                     3,905,618
                                                                                        ----------------
                                                                                              17,927,919
--------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.7%
Aetna, Inc.                                                        119,850                     5,237,445
--------------------------------------------------------------------------------------------------------
Diagnosticos da America                                            108,600                     1,044,231
--------------------------------------------------------------------------------------------------------
Sonic Healthcare Ltd.                                              177,100                     2,111,445
--------------------------------------------------------------------------------------------------------
WellPoint, Inc.                                                     77,190                     4,964,861
                                                                                        ----------------
                                                                                              13,357,982
--------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.1%
Mettler-Toledo International, Inc.(2)                                7,937                     1,392,944
--------------------------------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc.(2)                                   23,813                     1,259,708
                                                                                        ----------------
                                                                                               2,652,652
--------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.4%
Allergan, Inc.(5)                                                   86,639                     7,616,434
--------------------------------------------------------------------------------------------------------
Bayer AG                                                            52,172                     3,653,746
--------------------------------------------------------------------------------------------------------
Bristol-Myers Squibb Co.                                           209,557                     6,756,118
--------------------------------------------------------------------------------------------------------
BTG plc                                                            101,730                       535,902
--------------------------------------------------------------------------------------------------------
Cipla Ltd.                                                         152,084                     1,077,307
--------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                   46,177                     3,043,526
--------------------------------------------------------------------------------------------------------
Mitsubishi Tanabe Pharma Corp.                                      96,800                     1,363,988
--------------------------------------------------------------------------------------------------------
Novo Nordisk AS, Cl. B                                              24,888                     2,942,760
--------------------------------------------------------------------------------------------------------
Novo Nordisk AS, Sponsored ADR                                      20,674                     2,463,927
--------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                       189,884                     4,063,518
--------------------------------------------------------------------------------------------------------
PT Kalbe Farma Tbk                                               1,064,000                       417,197
--------------------------------------------------------------------------------------------------------
Roche Holding AG                                                    62,683                    10,609,464
--------------------------------------------------------------------------------------------------------
Sun Pharmaceutical Industries Ltd.                                 145,264                     1,611,433
                                                                                        ----------------
                                                                                              46,155,320
--------------------------------------------------------------------------------------------------------
INDUSTRIALS--8.2%
--------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.6%
Embraer SA                                                         253,200                     1,747,706
--------------------------------------------------------------------------------------------------------
Embraer SA, ADR                                                    204,110                     5,596,696
--------------------------------------------------------------------------------------------------------
European Aeronautic Defense & Space Co.                            228,100                     7,662,012
--------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                              27,710                     1,916,424
--------------------------------------------------------------------------------------------------------
Goodrich Corp.                                                      12,872                     1,605,782
--------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                       41,680                     2,419,107
--------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                                           11,260                     1,843,037
--------------------------------------------------------------------------------------------------------
Raytheon Co.                                                        31,204                     1,497,480
--------------------------------------------------------------------------------------------------------
United Technologies Corp.                                           73,352                     5,747,129
                                                                                        ----------------
                                                                                              30,035,373
--------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.3%
United Parcel Service, Inc., Cl. B                                  73,541                     5,563,377

7 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

                                                                    SHARES                        VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------------------------
INDUSTRIALS CONTINUED
--------------------------------------------------------------------------------------------------------
BUILDING PRODUCTS--0.2%
Assa Abloy AB, Cl. B                                               176,380              $      4,786,439
--------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.4%
Aggreko plc                                                         81,729                     2,698,113
--------------------------------------------------------------------------------------------------------
De La Rue plc                                                       64,670                       954,356
--------------------------------------------------------------------------------------------------------
Edenred                                                             45,690                     1,109,230
--------------------------------------------------------------------------------------------------------
Mulitplus SA                                                        30,300                       532,747
--------------------------------------------------------------------------------------------------------
Prosegur Compania de Seguridad SA                                   65,057                     3,001,387
                                                                                        ----------------
                                                                                               8,295,833
--------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.4%
FLSmidth & Co. AS                                                   14,540                     1,074,507
--------------------------------------------------------------------------------------------------------
Koninklijke Boskalis Westminster NV                                 51,658                     2,001,452
--------------------------------------------------------------------------------------------------------
Leighton Holdings Ltd.                                              37,100                       922,842
--------------------------------------------------------------------------------------------------------
Outotec OYJ                                                         39,207                     2,060,611
--------------------------------------------------------------------------------------------------------
Trevi Finanziaria Industriale SpA                                  115,345                       882,627
                                                                                        ----------------
                                                                                               6,942,039
--------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.1%
ABB Ltd.                                                           122,898                     2,558,373
--------------------------------------------------------------------------------------------------------
Ceres Power Holdings plc                                           793,283                       131,255
--------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                               140,024                     7,194,433
--------------------------------------------------------------------------------------------------------
Legrand SA                                                          60,370                     2,082,350
--------------------------------------------------------------------------------------------------------
Nidec Corp.                                                         69,800                     6,685,122
--------------------------------------------------------------------------------------------------------
Prysmian SpA                                                        81,439                     1,222,917
--------------------------------------------------------------------------------------------------------
Schneider Electric SA                                               25,870                     1,613,463
                                                                                        ----------------
                                                                                              21,487,913
--------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--1.4%
3M Co.                                                              46,300                     4,014,673
--------------------------------------------------------------------------------------------------------
Danaher Corp.                                                       52,180                     2,739,972
--------------------------------------------------------------------------------------------------------
Enka Insaat ve Sanayi AS                                           877,864                     2,406,054
--------------------------------------------------------------------------------------------------------
General Electric Co.                                               116,252                     2,175,075
--------------------------------------------------------------------------------------------------------
Koninklijke Philips Electronics NV                                  98,718                     1,995,020
--------------------------------------------------------------------------------------------------------
Siemens AG                                                          99,424                     9,381,880
--------------------------------------------------------------------------------------------------------
SM Investments Corp.                                               130,159                     1,884,779
--------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                             35,822                     1,825,131
                                                                                        ----------------
                                                                                              26,422,584
--------------------------------------------------------------------------------------------------------
MACHINERY--1.6%
Aalberts Industries NV                                             217,986                     4,087,416
--------------------------------------------------------------------------------------------------------
Atlas Copco AB, Cl. A                                               58,918                     1,400,520
--------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                   53,835                     5,874,475
--------------------------------------------------------------------------------------------------------
Cummins, Inc.                                                       22,217                     2,310,568
--------------------------------------------------------------------------------------------------------
Deere & Co.                                                         41,875                     3,607,531
--------------------------------------------------------------------------------------------------------
Fanuc Ltd.                                                          21,400                     3,618,652
--------------------------------------------------------------------------------------------------------
Joy Global, Inc.                                                    29,554                     2,680,252
--------------------------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                               32,666                     2,635,493
--------------------------------------------------------------------------------------------------------
Shanghai Zhenhua Port Machinery Co. Ltd., B Shares                 557,220                       245,177
--------------------------------------------------------------------------------------------------------
Vallourec SA                                                        30,370                     2,051,018
--------------------------------------------------------------------------------------------------------
Weir Group plc (The)                                                59,970                     1,847,484
                                                                                        ----------------
                                                                                              30,358,586

8 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

                                                                    SHARES                        VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------------------------
INDUSTRIALS CONTINUED
--------------------------------------------------------------------------------------------------------
PROFESSIONAL SERVICES--0.3%
Capita Group plc                                                   145,206              $      1,407,212
--------------------------------------------------------------------------------------------------------
Experian plc                                                       339,782                     4,601,995
                                                                                        ----------------
                                                                                               6,009,207
--------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.3%
All America Latina Logistica                                        87,300                       502,155
--------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                 49,781                     5,690,466
                                                                                        ----------------
                                                                                               6,192,621
--------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.4%
Brenntag AG                                                         22,787                     2,382,724
--------------------------------------------------------------------------------------------------------
Bunzl plc                                                          258,539                     3,507,754
--------------------------------------------------------------------------------------------------------
Wolseley plc                                                        58,940                     2,040,517
                                                                                        ----------------
                                                                                               7,930,995
--------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--0.2%
DP World Ltd.                                                      202,620                     2,330,801
--------------------------------------------------------------------------------------------------------
Koninklijke Vopak NV                                                23,942                     1,300,917
                                                                                        ----------------
                                                                                               3,631,718
--------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--13.0%
--------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.1%
Cisco Systems, Inc.                                                228,500                     4,485,455
--------------------------------------------------------------------------------------------------------
High Tech Computer Corp.                                           330,600                     5,444,325
--------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.                                             206,799                     4,328,303
--------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                     205,264                    12,073,628
--------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, B Shares                        1,453,622                    13,515,853
                                                                                        ----------------
                                                                                              39,847,564
--------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.7%
Apple, Inc.(2,5)                                                    24,983                    11,404,240
--------------------------------------------------------------------------------------------------------
Gemalto NV                                                          34,650                     1,859,633
                                                                                        ----------------
                                                                                              13,263,873
--------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.6%
Canon, Inc.                                                         39,700                     1,719,696
--------------------------------------------------------------------------------------------------------
Corning, Inc.(5)                                                   559,019                     7,194,575
--------------------------------------------------------------------------------------------------------
Hoya Corp.                                                         210,300                     4,473,873
--------------------------------------------------------------------------------------------------------
Ibiden Co. Ltd.                                                     19,400                       395,789
--------------------------------------------------------------------------------------------------------
Keyence Corp.                                                       18,500                     4,609,223
--------------------------------------------------------------------------------------------------------
Kyocera Corp.                                                       20,200                     1,730,562
--------------------------------------------------------------------------------------------------------
Murata Manufacturing Co. Ltd.                                       64,400                     3,704,768
--------------------------------------------------------------------------------------------------------
Nippon Electric Glass Co. Ltd.                                      57,000                       499,449
--------------------------------------------------------------------------------------------------------
Omron Corp.                                                         25,400                       514,456
--------------------------------------------------------------------------------------------------------
Phoenix Mecano AG                                                    5,241                     2,932,227
--------------------------------------------------------------------------------------------------------
Synnex Technology International Corp.                              851,000                     2,099,637
                                                                                        ----------------
                                                                                              29,874,255
--------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--2.2%
Baidu, Inc., ADR                                                    34,380                     4,384,138
--------------------------------------------------------------------------------------------------------
eAccess Ltd.                                                         1,219                       278,595
--------------------------------------------------------------------------------------------------------
eBay, Inc.                                                         366,067                    11,567,717
--------------------------------------------------------------------------------------------------------

9 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

                                                                    SHARES                        VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY CONTINUED
--------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES CONTINUED
--------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A                                                 15,469              $      8,973,722
--------------------------------------------------------------------------------------------------------
Mail.ru Group Ltd., GDR                                              7,400                       244,200
--------------------------------------------------------------------------------------------------------
NHN Corp.                                                           43,995                     8,302,791
--------------------------------------------------------------------------------------------------------
Telecity Group plc                                                 188,860                     1,925,503
--------------------------------------------------------------------------------------------------------
Tencent Holdings Ltd.                                              184,000                     4,500,767
--------------------------------------------------------------------------------------------------------
United Internet AG                                                  79,086                     1,477,238
--------------------------------------------------------------------------------------------------------
Yandex NV, Cl. A                                                    76,110                     1,550,361
                                                                                        ----------------
                                                                                              43,205,032
--------------------------------------------------------------------------------------------------------
IT SERVICES--1.9%
Accenture plc, Cl. A                                                46,419                     2,661,665
--------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                                    118,170                     6,473,353
--------------------------------------------------------------------------------------------------------
Infosys Ltd.                                                       265,330                    14,735,488
--------------------------------------------------------------------------------------------------------
International Business Machines Corp.                               34,343                     6,614,462
--------------------------------------------------------------------------------------------------------
Tata Consultancy Services Ltd.                                     131,415                     2,999,543
--------------------------------------------------------------------------------------------------------
Teradata Corp.(2)                                                    5,920                       317,075
--------------------------------------------------------------------------------------------------------
Visa, Inc., Cl. A                                                   27,988                     2,816,712
                                                                                        ----------------
                                                                                              36,618,298
--------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.9%
Altera Corp.                                                       166,560                     6,627,422
--------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                44,360                     1,735,807
--------------------------------------------------------------------------------------------------------
ARM Holdings plc                                                   182,610                     1,753,873
--------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A                                              120,006                     4,121,006
--------------------------------------------------------------------------------------------------------
Epistar Corp.                                                      999,000                     2,447,909
--------------------------------------------------------------------------------------------------------
Intel Corp.                                                         82,625                     2,182,953
--------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                    171,780                     4,610,575
--------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.                      2,414,000                     6,404,698
--------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                   271,142                     3,817,679
--------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                             98,048                     3,174,794
                                                                                        ----------------
                                                                                              36,876,716
--------------------------------------------------------------------------------------------------------
SOFTWARE--2.6%
Adobe Systems, Inc.                                                118,070                     3,654,267
--------------------------------------------------------------------------------------------------------
Aveva Group plc                                                     33,600                       837,837
--------------------------------------------------------------------------------------------------------
Compugroup Medical AG                                               55,086                       596,975
--------------------------------------------------------------------------------------------------------
Dassault Systemes SA                                                30,020                     2,496,623
--------------------------------------------------------------------------------------------------------
Intuit, Inc.                                                       157,586                     8,894,154
--------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                    309,541                     9,140,746
--------------------------------------------------------------------------------------------------------
Oracle Corp.(5)                                                    256,529                     7,234,118
--------------------------------------------------------------------------------------------------------
Sage Group plc (The)                                               252,500                     1,166,211
--------------------------------------------------------------------------------------------------------
SAP AG                                                             190,455                    11,506,988
--------------------------------------------------------------------------------------------------------
Temenos Group AG                                                   151,712                     2,744,385
--------------------------------------------------------------------------------------------------------
Vmware, Inc., Cl. A(2)                                              21,865                     1,995,619
                                                                                        ----------------
                                                                                              50,267,923
--------------------------------------------------------------------------------------------------------
MATERIALS--7.6%
--------------------------------------------------------------------------------------------------------
CHEMICALS--1.3%
Albemarle Corp.                                                     12,420                       798,730
--------------------------------------------------------------------------------------------------------
Asian Paints Ltd.                                                   21,040                     1,274,570
--------------------------------------------------------------------------------------------------------

10 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

                                                                    SHARES                        VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------------------------
MATERIALS CONTINUED
--------------------------------------------------------------------------------------------------------
CHEMICALS CONTINUED
--------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                       38,654              $      1,967,102
--------------------------------------------------------------------------------------------------------
Ecolab, Inc.                                                        31,993                     1,933,657
--------------------------------------------------------------------------------------------------------
Filtrona plc                                                       764,418                     4,565,308
--------------------------------------------------------------------------------------------------------
Huntsman Corp.                                                       3,537                        45,026
--------------------------------------------------------------------------------------------------------
Linde AG                                                            14,611                     2,318,266
--------------------------------------------------------------------------------------------------------
LyondellBasell Industries NV, Cl. A                                  3,562                       153,522
--------------------------------------------------------------------------------------------------------
Monsanto Co.                                                        29,331                     2,406,609
--------------------------------------------------------------------------------------------------------
Mosaic Co. (The)                                                    27,340                     1,530,220
--------------------------------------------------------------------------------------------------------
Orica Ltd.                                                          36,200                       951,185
--------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                       47,122                     5,004,356
--------------------------------------------------------------------------------------------------------
Sika AG                                                                571                     1,178,599
                                                                                        ----------------
                                                                                              24,127,150
--------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--0.1%
James Hardie Industries SE, CDI                                    352,300                     2,651,797
--------------------------------------------------------------------------------------------------------
METALS & MINING--6.2%
Agnico-Eagle Mines Ltd.                                             74,990                     2,804,626
--------------------------------------------------------------------------------------------------------
Alacer Gold Corp.(2),(5)                                           169,184                     1,601,233
--------------------------------------------------------------------------------------------------------
Alamos Gold, Inc.(5)                                               123,320                     2,526,172
--------------------------------------------------------------------------------------------------------
Allied Nevada Gold Corp.(2),(4),(5)                                 58,766                     2,111,051
--------------------------------------------------------------------------------------------------------
Allied Nevada Gold Corp.(2),(4)                                     23,960                       860,883
--------------------------------------------------------------------------------------------------------
Anglo American Platinum Ltd.                                        35,360                     2,504,691
--------------------------------------------------------------------------------------------------------
Anglo American plc                                                  81,767                     3,380,974
--------------------------------------------------------------------------------------------------------
AngloGold Ashanti Ltd., Sponsored ADR(5)                            30,930                     1,416,594
--------------------------------------------------------------------------------------------------------
Argonaut Gold, Inc.(2)                                              66,270                       559,135
--------------------------------------------------------------------------------------------------------
AuRico Gold, Inc.(2),(4),(5)                                        13,095                       123,937
--------------------------------------------------------------------------------------------------------
AuRico Gold, Inc.(2),(4)                                           135,760                     1,282,932
--------------------------------------------------------------------------------------------------------
Aurizon Mines Ltd.(2)                                              117,100                       651,659
--------------------------------------------------------------------------------------------------------
Avion Gold Corp.(2)                                                214,801                       327,761
--------------------------------------------------------------------------------------------------------
B2Gold Corp.(2)                                                    178,071                       678,400
--------------------------------------------------------------------------------------------------------
Banro Corp.(2),(4)                                                  68,930                       335,689
--------------------------------------------------------------------------------------------------------
Banro Corp.(2),(4)                                                 143,349                       697,659
--------------------------------------------------------------------------------------------------------
Barrick Gold Corp.                                                 117,290                     5,777,705
--------------------------------------------------------------------------------------------------------
Centamin plc(2)                                                    546,050                       811,424
--------------------------------------------------------------------------------------------------------
Centerra Gold, Inc.(5)                                              38,298                       758,168
--------------------------------------------------------------------------------------------------------
Chesapeake Gold Corp.(2)                                             6,674                        69,223
--------------------------------------------------------------------------------------------------------
China Gold International Resources Corp. Ltd.(2)                   129,981                       417,412
--------------------------------------------------------------------------------------------------------
Coeur d'Alene Mines Corp.(2)                                        49,400                     1,366,404
--------------------------------------------------------------------------------------------------------
Colossus Minerals, Inc.(2)                                         121,962                       886,709
--------------------------------------------------------------------------------------------------------
Continental Gold Ltd.(2)                                            65,100                       561,599
--------------------------------------------------------------------------------------------------------
Detour Gold Corp.(2)                                                94,359                     2,636,820
--------------------------------------------------------------------------------------------------------
Duluth Metals Ltd.(2)                                              190,692                       481,152
--------------------------------------------------------------------------------------------------------
Dundee Precious Metals, Inc.(2)                                     65,730                       616,854
--------------------------------------------------------------------------------------------------------
Eldorado Gold Corp.(4),(5)                                         172,627                     2,615,143
--------------------------------------------------------------------------------------------------------

11 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

                                                                    SHARES                        VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------------------------
MATERIALS CONTINUED
--------------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
--------------------------------------------------------------------------------------------------------
Eldorado Gold Corp., CDI(4)                                         43,500              $        636,192
--------------------------------------------------------------------------------------------------------
European Goldfields Ltd.(2),(5)                                    102,547                     1,311,113
--------------------------------------------------------------------------------------------------------
Extorre Gold Mines Ltd.(2)                                         164,152                     1,532,325
--------------------------------------------------------------------------------------------------------
Extorre Gold Mines Ltd., Legend Shares(2)                           44,674                       417,023
--------------------------------------------------------------------------------------------------------
First Majestic Silver Corp.(2)                                      59,004                     1,218,682
--------------------------------------------------------------------------------------------------------
Franco-Nevada Corp.(4)                                              16,322                       737,396
--------------------------------------------------------------------------------------------------------
Franco-Nevada Corp.(4)                                              18,820                       851,040
--------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., Cl. B                        130,950                     6,051,200
--------------------------------------------------------------------------------------------------------
Fresnillo plc                                                       19,330                       528,788
--------------------------------------------------------------------------------------------------------
Gold Fields Ltd., Sponsored ADR                                     34,370                       564,699
--------------------------------------------------------------------------------------------------------
Goldcorp, Inc.(4)                                                   95,990                     4,644,956
--------------------------------------------------------------------------------------------------------
Goldcorp, Inc.(4)                                                   48,858                     2,363,232
--------------------------------------------------------------------------------------------------------
Guyana Goldfields, Inc.(2)                                          49,032                       401,958
--------------------------------------------------------------------------------------------------------
IAMGOLD Corp.                                                      144,290                     2,415,415
--------------------------------------------------------------------------------------------------------
Iluka Resources Ltd.                                                82,700                     1,608,468
--------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd.                                      233,003                     5,096,499
--------------------------------------------------------------------------------------------------------
Ivanhoe Mines Ltd.(2)                                               83,687                     1,350,708
--------------------------------------------------------------------------------------------------------
Kingsgate Consolidated Ltd.                                         24,400                       197,438
--------------------------------------------------------------------------------------------------------
Kinross Gold Corp.(4)                                              166,270                     1,877,188
--------------------------------------------------------------------------------------------------------
Kinross Gold Corp.(4)                                              264,552                     2,989,303
--------------------------------------------------------------------------------------------------------
Kirkland Lake Gold, Inc.(2)                                         61,612                     1,095,584
--------------------------------------------------------------------------------------------------------
Koza Altin Isletmeleri AS                                           28,533                       505,833
--------------------------------------------------------------------------------------------------------
Lake Shore Gold Corp.(2)                                           451,843                       666,927
--------------------------------------------------------------------------------------------------------
Medusa Mining Ltd.                                                  38,100                       218,424
--------------------------------------------------------------------------------------------------------
New Gold, Inc.(2)                                                  297,368                     3,481,700
--------------------------------------------------------------------------------------------------------
Newcrest Mining Ltd.                                                82,730                     2,961,638
--------------------------------------------------------------------------------------------------------
Newmont Mining Corp.                                                88,340                     5,431,143
--------------------------------------------------------------------------------------------------------
Osisko Mining Corp.(2)                                             190,090                     2,267,355
--------------------------------------------------------------------------------------------------------
Pan American Silver Corp.                                           36,860                       843,357
--------------------------------------------------------------------------------------------------------
Perseus Mining Ltd.(2)                                              59,042                       179,593
--------------------------------------------------------------------------------------------------------
Premier Gold Mines Ltd.(2)                                         140,595                       813,255
--------------------------------------------------------------------------------------------------------
Pretium Resources, Inc.(2)                                           8,278                       135,394
--------------------------------------------------------------------------------------------------------
Rainy River Resources Ltd.(2)                                      119,667                       978,627
--------------------------------------------------------------------------------------------------------
Ramelius Resources Ltd.(2)                                          48,800                        53,881
--------------------------------------------------------------------------------------------------------
Randgold Resources Ltd., ADR                                         5,810                       664,722
--------------------------------------------------------------------------------------------------------
Real Gold Mining Ltd.                                              273,000                        93,566
--------------------------------------------------------------------------------------------------------
Rio Tinto plc                                                       50,064                     3,022,471
--------------------------------------------------------------------------------------------------------
Romarco Minerals, Inc.(2)                                          833,754                     1,031,071
--------------------------------------------------------------------------------------------------------
Royal Gold, Inc.                                                     9,720                       740,081
--------------------------------------------------------------------------------------------------------
Rubicon Minerals Corp.(2)                                          351,140                     1,523,948
--------------------------------------------------------------------------------------------------------
San Gold Corp.(2)                                                  540,301                     1,045,361
--------------------------------------------------------------------------------------------------------
SEMAFO, Inc.                                                       283,978                     1,897,529
--------------------------------------------------------------------------------------------------------
Silver Standard Resources, Inc.(2)                                  10,930                       188,761
--------------------------------------------------------------------------------------------------------

12 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

                                                                    SHARES                        VALUE
--------------------------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------------------------------
MATERIALS CONTINUED
--------------------------------------------------------------------------------------------------------
METALS & MINING CONTINUED
--------------------------------------------------------------------------------------------------------
Silver Wheaton Corp.                                               118,020              $      4,202,692
--------------------------------------------------------------------------------------------------------
Tahoe Resources, Inc.(2)                                            63,307                     1,310,714
--------------------------------------------------------------------------------------------------------
Timmins Gold Corp.(2)                                              141,251                       402,890
--------------------------------------------------------------------------------------------------------
Vale SA, Sponsored ADR, Preference                                 204,600                     4,953,366
--------------------------------------------------------------------------------------------------------
Walter Industries, Inc.                                                550                        38,022
--------------------------------------------------------------------------------------------------------
Yamana Gold, Inc.                                                  127,596                     2,207,829
--------------------------------------------------------------------------------------------------------
Zhaojin Mining Industry Co. Ltd.                                   554,500                       995,273
                                                                                        ----------------
                                                                                             119,606,639
--------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.0%
AbitibiBowater, Inc.(2)                                              5,078                        73,580
--------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.6%
--------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--0.6%
AT&T, Inc.                                                          70,228                     2,065,405
--------------------------------------------------------------------------------------------------------
BT Group plc                                                     1,666,533                     5,366,838
--------------------------------------------------------------------------------------------------------
Inmarsat plc                                                       108,940                       687,355
--------------------------------------------------------------------------------------------------------
Verizon Communications, Inc.                                        48,283                     1,818,338
--------------------------------------------------------------------------------------------------------
Vivendi SA                                                          90,360                     1,891,118
                                                                                        ----------------
                                                                                              11,829,054
--------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.0%
America Movil SAB de CV, ADR, Series L(5)                          422,030                     9,795,316
--------------------------------------------------------------------------------------------------------
KDDI Corp.                                                             566                     3,586,696
--------------------------------------------------------------------------------------------------------
MTN Group Ltd.                                                     218,489                     3,721,054
--------------------------------------------------------------------------------------------------------
Philippine Long Distance Telephone Co.                              18,770                     1,197,498
                                                                                        ----------------
                                                                                              18,300,564
--------------------------------------------------------------------------------------------------------
UTILITIES--0.3%
--------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--0.3%
Fortum OYJ                                                          94,291                     2,072,059
--------------------------------------------------------------------------------------------------------
NextEra Energy, Inc.                                                31,757                     1,900,656
--------------------------------------------------------------------------------------------------------
Southern Co.                                                        41,250                     1,879,350
                                                                                        ----------------
                                                                                               5,852,065
                                                                                        ----------------
Total Common Stocks (Cost $1,198,964,153)                                                  1,212,066,188
--------------------------------------------------------------------------------------------------------
PREFERRED STOCKS--0.0%
Ally Financial, Inc., 7%, Non-Vtg.(3) (Cost $345,143)                  368                       296,344

                                                                     Units
--------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Duluth Metals Ltd. Wts., Strike Price $0.001, Exp.
1/18/13(2)                                                          13,972                            --
--------------------------------------------------------------------------------------------------------
Kinross Gold Corp. Wts., Strike Price 21.939CAD, Exp.               20,343                        22,723
9/17/14(2)
--------------------------------------------------------------------------------------------------------
Silver Range Resources Ltd. Wts., Strike Price $0.85,                2,113                         1,012
Exp. 2/10/13(2)
                                                                                        ----------------
Total Rights, Warrants and Certificates (Cost $3,891)                                             23,735

13 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

                                                               PRINCIPAL
                                                                 AMOUNT                       VALUE
--------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--0.1%
GSR Mortgage Loan Trust 2004-5, Mtg. Pass-Through
Certificates, Series 2004-5, Cl. 2A1, 2.775%, 5/1/34(6)      $      560,732             $         463,648
--------------------------------------------------------------------------------------------------------
Wells Fargo Alternative Loan 2007-PA5 Trust, Mtg.
Asset-Backed Pass-Through Certificates, Series 2007-PA5,
Cl. 1A1, 6.25%, 11/1/37                                            561,966                       446,093
                                                                                        ----------------
Total Mortgage-Backed Obligations (Cost $981,661)                                                909,741
--------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS--0.0%
Federal Home Loan Mortgage Corp. Nts., 2.375%, 1/13/22
(Cost $461,300)                                                    464,000                       470,617
--------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--7.8%
Accellent, Inc., 10% Sr. Unsec. Sub. Nts., 11/1/17                 195,000                       162,338
--------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts.,
8/1/20                                                             400,000                       434,000
--------------------------------------------------------------------------------------------------------
AES Corp. (The), 8% Sr. Unsec. Unsub. Nts., 10/15/17               130,000                       146,575
--------------------------------------------------------------------------------------------------------
Affinion Group Holdings, Inc., 11.625% Sr. Unsec.
Nts., 11/15/15                                                     170,000                       144,500
--------------------------------------------------------------------------------------------------------
Affinion Group, Inc., 7.875% Sr. Unsec. Nts., 12/15/18             445,000                       382,700
--------------------------------------------------------------------------------------------------------
Agrium, Inc., 6.125% Sr. Unsec. Nts., 1/15/41                      403,000                       512,022
--------------------------------------------------------------------------------------------------------
Ainsworth Lumber Co. Ltd., 11% Sr. Unsec. Unsub. Nts.,
7/29/15(3),(7)                                                     457,597                       340,910
--------------------------------------------------------------------------------------------------------
Airgas, Inc., 3.25% Sr. Nts., 10/1/15                            1,014,000                     1,045,347
--------------------------------------------------------------------------------------------------------
Alere, Inc.:
7.875% Sr. Unsec. Unsub. Nts., 2/1/16                              150,000                       156,750
8.625% Sr. Unsec. Sub. Nts., 10/1/18                               150,000                       157,125
--------------------------------------------------------------------------------------------------------
Aleris International, Inc., 7.625% Sr. Unsec. Nts.,
2/15/18                                                            555,000                       564,713
--------------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25% Bonds, 4/15/12(3)           504,000                       510,544
--------------------------------------------------------------------------------------------------------
Alliant Techsystems, Inc., 6.75% Sr. Sub. Nts., 4/1/16             570,000                       588,525
--------------------------------------------------------------------------------------------------------
Ally Financial, Inc., 8% Sr. Unsec. Unsub. Nts.,
3/15/20                                                            300,000                       330,750
--------------------------------------------------------------------------------------------------------
Altria Group, Inc., 10.20% Sr. Unsec. Nts., 2/6/39                 360,000                       572,475
--------------------------------------------------------------------------------------------------------
America Movil SAB de CV, 2.375% Unsec. Unsub. Nts.,
9/8/16                                                           1,064,000                     1,083,331
--------------------------------------------------------------------------------------------------------
American Airlines 2011-2 Class A Pass Through Trust,
8.625% Sec. Certificates, 4/15/23                                  310,000                       330,150
--------------------------------------------------------------------------------------------------------
American Seafoods Group LLC, 10.75% Sr. Sub. Nts.,
5/15/16(3)                                                         320,000                       302,400
--------------------------------------------------------------------------------------------------------
American Tower Corp., 7% Sr. Unsec. Nts., 10/15/17                 873,000                       996,739
--------------------------------------------------------------------------------------------------------
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75% Sr.
Unsec. Nts., 5/20/20                                               280,000                       280,700
--------------------------------------------------------------------------------------------------------
Amgen, Inc., 5.65% Sr. Unsec. Unsub. Nts., 6/15/42                 211,000                       238,289
--------------------------------------------------------------------------------------------------------
AMGH Merger Sub, Inc., 9.25% Sr. Sec. Nts., 11/1/18(3)             265,000                       280,900
--------------------------------------------------------------------------------------------------------
Anadarko Petroleum Corp., 6.20% Sr. Unsec. Nts.,
3/15/40                                                            550,000                       650,626
--------------------------------------------------------------------------------------------------------
Anheuser-Busch Inbev Worldwide, Inc., 7.75% Sr. Unsec.
Unsub. Nts., 1/15/19                                               950,000                     1,250,798
--------------------------------------------------------------------------------------------------------
Antero Resources Finance Corp., 9.375% Sr. Unsec.
Nts., 12/1/17                                                      305,000                       336,263
--------------------------------------------------------------------------------------------------------
Applied Materials, Inc., 5.85% Sr. Unsec. Unsub. Nts.,
6/15/41                                                            238,000                       279,088
--------------------------------------------------------------------------------------------------------
Arch Coal, Inc., 7% Sr. Unsec. Nts., 6/15/19(3)                    140,000                       141,050
--------------------------------------------------------------------------------------------------------
Archer-Daniels-Midland Co., 5.765% Sr. Unsec. Bonds,
3/1/41                                                             468,000                       599,361
--------------------------------------------------------------------------------------------------------
Ashland, Inc., 9.125% Sr. Unsec. Nts., 6/1/17                      493,000                       555,241
--------------------------------------------------------------------------------------------------------

14 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

                                                               PRINCIPAL
                                                                 AMOUNT                      VALUE
--------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
--------------------------------------------------------------------------------------------------------
AT&T, Inc., 6.30% Sr. Unsec. Bonds, 1/15/38                  $   1,064,000              $      1,302,452
--------------------------------------------------------------------------------------------------------
Atlas Pipeline Partners LP/Atlas Pipeline Finance
Corp., 8.75% Sr. Unsec. Nts., 6/15/18(3)                           240,000                       257,400
--------------------------------------------------------------------------------------------------------
ATP Oil & Gas Corp., 11.875% Sr. Sec. Nts., 5/1/15                 210,000                       137,550
--------------------------------------------------------------------------------------------------------
Avaya, Inc., 7% Sr. Sec. Nts., 4/1/19(3)                           160,000                       156,800
--------------------------------------------------------------------------------------------------------
BE Aerospace, Inc.:
6.875% Sr. Nts., 10/1/20                                           125,000                       137,813
8.50% Sr. Unsec. Nts., 7/1/18                                      540,000                       598,050
--------------------------------------------------------------------------------------------------------
Beazer Homes USA, Inc.:
6.875% Sr. Unsec. Nts., 7/15/15                                    140,000                       122,500
9.125% Sr. Unsec. Nts., 5/15/19                                    395,000                       314,025
--------------------------------------------------------------------------------------------------------
Berry Plastics Corp., 9.75% Sec. Nts., 1/15/21                     240,000                       252,000
--------------------------------------------------------------------------------------------------------
BG Energy Capital plc, 4% Sr. Unsec. Nts., 10/15/21(3)             973,000                     1,045,924
--------------------------------------------------------------------------------------------------------
Bill Barrett Corp., 7.625% Sr. Unsec. Unsub. Nts.,
10/1/19                                                            220,000                       224,950
--------------------------------------------------------------------------------------------------------
Biomet, Inc., 10.375% Sr. Unsec. Nts., 10/15/17(7)                 250,000                       272,500
--------------------------------------------------------------------------------------------------------
Blackstone Holdings Finance Co. LLC, 6.625% Sr. Unsec.
Nts., 8/15/19(3)                                                 1,492,000                     1,587,827
--------------------------------------------------------------------------------------------------------
Brandywine Operating Partnership LP, 5.75% Sr. Unsec.
Unsub. Nts., 4/1/12                                                 83,000                        83,359
--------------------------------------------------------------------------------------------------------
British Telecommunications plc, 9.875% Bonds, 12/15/30             516,000                       769,258
--------------------------------------------------------------------------------------------------------
Building Materials Corp. of America, 6.75% Sr. Nts.,
5/1/21(3)                                                          225,000                       242,438
--------------------------------------------------------------------------------------------------------
Bumble Bee Acquisition Corp., 9% Sr. Sec. Nts.,
12/15/17(3)                                                        465,000                       481,275
--------------------------------------------------------------------------------------------------------
Bunge Ltd. Finance Corp., 8.50% Sr. Unsec. Nts.,
6/15/19                                                            550,000                       681,958
--------------------------------------------------------------------------------------------------------
Burlington Coat Factory Warehouse Corp., 10% Sr.
Unsec. Nts., 2/15/19                                               195,000                       186,225
--------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe LLC, 5.75% Sr. Unsec.
Bonds, 5/1/40                                                      261,000                       320,901
--------------------------------------------------------------------------------------------------------
Calpine Corp., 7.50% Sr. Sec. Nts., 2/15/21(3)                     130,000                       139,100
--------------------------------------------------------------------------------------------------------
Capital One Financial Corp., 4.75% Sr. Nts., 7/15/21               492,000                       519,245
--------------------------------------------------------------------------------------------------------
Catalent Pharma Solutions, Inc., 9.50% Sr. Unsec. Nts.,
4/15/15(7)                                                         230,000                       238,625
--------------------------------------------------------------------------------------------------------
Catalyst Paper Corp., 11% Sr. Sec. Nts., 12/15/16(3,8)             560,000                       333,200
--------------------------------------------------------------------------------------------------------
CDW LLC/CDW Finance Corp., 12.535% Sr. Unsec. Sub.
Nts., 10/12/17                                                     285,000                       309,938
--------------------------------------------------------------------------------------------------------
Celgene Corp., 5.70% Sr. Unsec. Nts., 10/15/40                     355,000                       398,306
--------------------------------------------------------------------------------------------------------
CenturyLink, Inc., 7.60% Sr. Unsec. Unsub. Nts.,
Series P, 9/15/39                                                  315,000                       321,095
--------------------------------------------------------------------------------------------------------
Cequel Communications Holdings I LLC, 8.625% Sr.
Unsec. Nts., 11/15/17(3)                                           325,000                       347,750
--------------------------------------------------------------------------------------------------------
Ceridian Corp., 11.25% Sr. Unsec. Nts., 11/15/15                   285,000                       257,213
--------------------------------------------------------------------------------------------------------
Chesapeake Midstream Partners LP/CHKM Finance Corp.,
6.125% Sr. Unsec. Nts., 7/15/22(3)                                 275,000                       280,156
--------------------------------------------------------------------------------------------------------
Chester Downs & Marina LLC, 9.25% Sr. Sec. Nts.,
1/15/20(3),(9)                                                     375,000                       384,375
--------------------------------------------------------------------------------------------------------
Chiron Merger Sub, Inc., 10.50% Sec. Nts., 11/1/18(3)              160,000                       163,600
--------------------------------------------------------------------------------------------------------
Choice Hotels International, Inc., 5.70% Sr. Unsec.
Unsub. Nts., 8/28/20                                               700,000                       750,443
--------------------------------------------------------------------------------------------------------
Cincinnati Bell, Inc.:
8.25% Sr. Nts., 10/15/17                                           335,000                       346,306
8.75% Sr. Unsec. Sub. Nts., 3/15/18                                265,000                       256,388
--------------------------------------------------------------------------------------------------------

15 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

                                                               PRINCIPAL
                                                                 AMOUNT                       VALUE
--------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
--------------------------------------------------------------------------------------------------------
CIT Group, Inc., 7% Sec. Bonds, 5/2/17(3)                    $     475,000              $        476,781
--------------------------------------------------------------------------------------------------------
Citigroup, Inc.:
6.01% Sr. Unsec. Nts., 1/15/15                                     565,000                       614,199
6.125% Sr. Unsec. Unsub. Nts., 11/21/17                          2,311,000                     2,546,720
--------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 5.75% Sr. Unsec.
Unsub. Nts., 1/15/13                                               470,000                       462,950
--------------------------------------------------------------------------------------------------------
Cleaver-Brooks, Inc., 12.25% Sr. Sec. Nts., 5/1/16(10)             150,000                       150,750
--------------------------------------------------------------------------------------------------------
Cloud Peak Energy Resources LLC/Cloud Peak Energy
Finance Corp., 8.50% Sr. Unsec. Unsub. Nts., 12/15/19               60,000                        65,850
--------------------------------------------------------------------------------------------------------
CNA Financial Corp.:
5.75% Sr. Unsec. Unsub. Nts., 8/15/21                              283,000                       299,616
5.875% Sr. Unsec. Unsub. Bonds, 8/15/20                          1,036,000                     1,093,243
--------------------------------------------------------------------------------------------------------
CNH Capital LLC, 6.25% Sr. Unsec. Nts., 11/1/16(3)                 584,000                       627,800
--------------------------------------------------------------------------------------------------------
Comcast Corp., 6.40% Sr. Unsec. Nts., 3/1/40                       538,000                       687,462
--------------------------------------------------------------------------------------------------------
Corrections Corp. of America, 7.75% Sr. Nts., 6/1/17               450,000                       490,781
--------------------------------------------------------------------------------------------------------
Cricket Communications, Inc., 7.75% Sr. Unsec. Nts.,
10/15/20                                                           365,000                       348,575
--------------------------------------------------------------------------------------------------------
Crown Americas LLC/Crown Americas Capital Corp. III,
6.25% Sr. Unsec. Nts., 2/1/21                                      433,000                       473,053
--------------------------------------------------------------------------------------------------------
CSC Holdings LLC, 6.75% Sr. Unsec. Nts., 11/15/21(3)             1,320,000                     1,425,600
--------------------------------------------------------------------------------------------------------
CSC Holdings, Inc., 7.625% Sr. Unsec. Debs., 7/15/18               444,000                       495,060
--------------------------------------------------------------------------------------------------------
CSX Corp., 5.50% Sr. Unsec. Nts., 4/15/41                          309,000                       355,435
--------------------------------------------------------------------------------------------------------
Cumulus Media, Inc., 7.75% Sr. Nts., 5/1/19(3)                     180,000                       169,650
--------------------------------------------------------------------------------------------------------
CVS Caremark Corp., 6.125% Sr. Unsec. Unsub. Nts.,
9/15/39                                                            352,000                       437,813
--------------------------------------------------------------------------------------------------------
DaimlerChrysler NA Holdings Corp., 8.50% Nts., 1/18/31             577,000                       824,043
--------------------------------------------------------------------------------------------------------
Delhaize Group, 5.70% Sr. Unsec. Nts., 10/1/40                     225,000                       220,837
--------------------------------------------------------------------------------------------------------
Delta Air Lines, Inc., 12.25% Sr. Sec. Nts., 3/15/15(3)            525,000                       561,750
--------------------------------------------------------------------------------------------------------
Diageo Capital plc, 5.875% Unsec. Unsub. Bonds, 9/30/36            340,000                       432,259
--------------------------------------------------------------------------------------------------------
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.:
6.375% Sr. Unsec. Nts., 3/1/41                                     422,000                       499,258
7.625% Sr. Unsec. Unsub. Nts., 5/15/16                             525,000                       553,723
--------------------------------------------------------------------------------------------------------
Dish DBS Corp., 6.75% Sr. Unsec. Nts., 6/1/21                      470,000                       514,650
--------------------------------------------------------------------------------------------------------
DJO Finance LLC/DJO Finance Corp., 10.875% Sr. Unsec.
Nts., 11/15/14                                                      85,000                        80,113
--------------------------------------------------------------------------------------------------------
DuPont Fabros Technology LP, 8.50% Sr. Unsec. Nts.,
12/15/17                                                           140,000                       154,350
--------------------------------------------------------------------------------------------------------
DynCorp International, Inc., 10.375% Sr. Unsec. Nts.,
7/1/17                                                             585,000                       519,188
--------------------------------------------------------------------------------------------------------
Edgen Murray Corp., 12.25% Sr. Sec. Nts., 1/15/15                  185,000                       173,438
--------------------------------------------------------------------------------------------------------
Edison International, 3.75% Sr. Unsec. Unsub. Nts.,
9/15/17                                                            748,000                       791,543
--------------------------------------------------------------------------------------------------------
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17                 250,000                       146,250
--------------------------------------------------------------------------------------------------------
El Paso Pipeline Partners LP, 6.50% Sr. Unsec. Nts.,
4/1/20                                                           1,212,000                     1,360,596
--------------------------------------------------------------------------------------------------------
Encana Corp., 3.90% Sr. Unsec. Unsub. Nts., 11/15/21                94,000                        92,277
--------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc., 4.70% Sr. Nts., 5/19/21(3)               461,000                       496,240
--------------------------------------------------------------------------------------------------------
Energy Future Holdings Corp., 10% Sr. Sec. Nts.,
1/15/20                                                            275,000                       296,313
--------------------------------------------------------------------------------------------------------
Energy Future Intermediate Holding Co. LLC, 10% Sr.
Sec. Nts., 12/1/20                                                 295,000                       319,338
--------------------------------------------------------------------------------------------------------
Energy Transfer Partners LP:
4.65% Sr. Unsec. Unsub. Nts., 6/1/21                               673,000                       688,878
5.20% Sr. Unsec. Unsub. Nts., 2/1/22                               252,000                       266,833
--------------------------------------------------------------------------------------------------------
Ensco plc, 4.70% Sr. Unsec. Nts., 3/15/21                          507,000                       544,733
--------------------------------------------------------------------------------------------------------

16 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

                                                               PRINCIPAL
                                                                 AMOUNT                       VALUE
--------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
--------------------------------------------------------------------------------------------------------
Entravision Communications Corp., 8.75% Sr. Sec. Nts.,
8/1/17                                                       $     285,000              $        293,550
--------------------------------------------------------------------------------------------------------
Equinox Holdings, Inc., 9.50% Sr. Sec. Nts., 2/1/16(3)             260,000                       273,000
--------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc., 5% Sr. Unsec. Nts., 2/1/21             474,000                       496,048
--------------------------------------------------------------------------------------------------------
FelCor Escrow Holdings LLC, 6.75% Sr. Sec. Nts., 6/1/19            290,000                       283,838
--------------------------------------------------------------------------------------------------------
Ferro Corp., 7.875% Sr. Unsec. Nts., 8/15/18                       210,000                       215,775
--------------------------------------------------------------------------------------------------------
Fifth Third Cap Trust IV, 6.50% Jr. Unsec. Sub. Nts.,
4/15/37                                                            818,000                       815,955
--------------------------------------------------------------------------------------------------------
First Data Corp., 8.875% Sr. Sec. Nts., 8/15/20(3)                 300,000                       321,000
--------------------------------------------------------------------------------------------------------
First Wind Capital LLC, 10.25% Sr. Sec. Nts., 6/1/18(3)             40,000                        39,400
--------------------------------------------------------------------------------------------------------
FirstEnergy Solutions Corp., 6.80% Sr. Unsec. Nts.,
8/15/39                                                            670,000                       773,520
--------------------------------------------------------------------------------------------------------
Forbes Energy Services Ltd., 9% Sr. Unsec. Nts.,                   240,000                       230,400
6/15/19
--------------------------------------------------------------------------------------------------------
Ford Motor Credit Co. LLC, 5.875% Sr. Unsec. Nts.,                 694,000                       760,807
8/2/21
--------------------------------------------------------------------------------------------------------
Foresight Energy LLC, 9.625% Sr. Unsec. Nts., 8/15/17(3)           135,000                       142,425
--------------------------------------------------------------------------------------------------------
Fortune Brands, Inc., 6.375% Sr. Unsec. Unsub. Nts.,
6/15/14                                                            169,000                       184,516
--------------------------------------------------------------------------------------------------------
Freeport-McMoRan Copper & Gold, Inc., 8.375% Sr. Nts.,
4/1/17                                                           1,000,000                     1,056,102
--------------------------------------------------------------------------------------------------------
Freescale Semiconductor, Inc.:
9.25% Sr. Sec. Nts., 4/15/18(3)                                    300,000                       329,250
10.75% Sr. Unsec. Nts., 8/1/20                                     112,000                       122,640
--------------------------------------------------------------------------------------------------------
Fresenius Medical Care US Finance II, Inc.:
5.625% Sr. Unsec. Nts., 7/31/19(3)                                  90,000                        92,588
5.875% Sr. Unsec. Nts., 1/31/22(3)                                  45,000                        46,125
--------------------------------------------------------------------------------------------------------
Frontier Communications Corp., 8.25% Sr. Unsec. Nts.,              918,000                       929,475
4/15/17
--------------------------------------------------------------------------------------------------------
FTI Consulting, Inc., 6.75% Sr. Unsec. Nts., 10/1/20                79,000                        84,333
--------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 6.375% Unsec. Sub.
Bonds, 11/15/67                                                  1,476,000                     1,472,310
--------------------------------------------------------------------------------------------------------
Gentiva Health Services, Inc., 11.50% Sr. Unsec. Unsub.
Nts., 9/1/18                                                       165,000                       142,106
--------------------------------------------------------------------------------------------------------
Georgia-Pacific LLC, 5.40% Sr. Unsec. Nts., 11/1/20(3)             535,000                       606,276
--------------------------------------------------------------------------------------------------------
Glen Meadow Pass-Through Trust, 6.505% Bonds,
2/12/67(6),(10)                                                    680,000                       515,100
--------------------------------------------------------------------------------------------------------
Global Geophysical Services, Inc., 10.50% Sr. Unsec.
Nts., 5/1/17                                                       270,000                       253,800
--------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 6.25% Sr. Nts., 2/1/41            930,000                       953,603
--------------------------------------------------------------------------------------------------------
Goodyear Tire & Rubber Co. (The), 8.25% Sr. Unsec.
Unsub. Nts., 8/15/20                                               320,000                       349,600
--------------------------------------------------------------------------------------------------------
Gray Television, Inc., 10.50% Sr. Sec. Nts., 6/29/15               390,000                       406,575
--------------------------------------------------------------------------------------------------------
Grifols SA, 8.25% Sr. Sec. Nts., 2/1/18                            105,000                       115,763
--------------------------------------------------------------------------------------------------------
Harrah's Operating Co., Inc., 10% Sr. Sec. Nts.,
12/15/18                                                         3,720,000                     2,892,300
--------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 6.625%
Sr. Unsec. Unsub. Nts., 3/30/40                                    560,000                       573,840
--------------------------------------------------------------------------------------------------------
Hawker Beechcraft Acquisition Co. LLC:
8.50% Sr. Unsec. Nts., 4/1/15                                      725,000                       195,750
9.75% Sr. Unsec. Sub. Nts., 4/1/17                                 125,000                        15,938
--------------------------------------------------------------------------------------------------------
HealthSouth Corp., 8.125% Sr. Unsec. Unsub. Nts., 2/15/20          280,000                       298,200
--------------------------------------------------------------------------------------------------------
Hertz Corp., 7.50% Sr. Unsec. Nts., 10/15/18                       565,000                       607,375
--------------------------------------------------------------------------------------------------------
Hewlett-Packard Co.:
2.35% Sr. Unsec. Unsub. Nts., 3/15/15                              780,000                       790,329
4.65% Sr. Unsec. Nts., 12/9/21                                     521,000                       562,014
--------------------------------------------------------------------------------------------------------

17 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

                                                               PRINCIPAL
                                                                 AMOUNT                       VALUE
--------------------------------------------------------------------------------------------------------
Non-Convertible Corporate Bonds and Notes Continued
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC:
8.875% Sr. Sec. Nts., 2/1/18                                 $     150,000               $       150,375
9% Sec. Nts., 11/15/20                                             195,000                       187,200
--------------------------------------------------------------------------------------------------------
HOA Restaurants Group LLC/HOA Finance Corp., 11.25%
Sr. Sec. Nts., 4/1/17(3)                                           500,000                       467,500
--------------------------------------------------------------------------------------------------------
HSBC Finance Capital Trust IX, 5.911% Nts., 11/30/35(6)          2,040,000                     1,774,800
--------------------------------------------------------------------------------------------------------
Huntington Ingalls Industries, Inc., 7.125% Sr. Unsec.
Nts., 3/15/21(3)                                                   630,000                       661,500
--------------------------------------------------------------------------------------------------------
Hyatt Hotels Corp., 5.75% Sr. Unsec. Unsub. Nts.,
8/15/15(3)                                                       1,215,000                     1,302,470
--------------------------------------------------------------------------------------------------------
Intelsat Bermuda Ltd., 11.25% Sr. Unsec. Nts., 2/4/17              325,000                       329,063
--------------------------------------------------------------------------------------------------------
Interactive Data Corp., 10.25% Sr. Unsec. Nts., 8/1/18             125,000                       138,906
--------------------------------------------------------------------------------------------------------
International Lease Finance Corp.:
7.125% Sr. Sec. Nts., 9/1/18(3)                                    705,000                       775,500
8.75% Sr. Unsec. Unsub. Nts., 3/15/17                              505,000                       554,238
--------------------------------------------------------------------------------------------------------
inVentiv Health, Inc., 10% Sr. Unsec. Nts., 8/15/18(3)               150,000                     136,500
--------------------------------------------------------------------------------------------------------
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14                                    140,000                       138,600
7.75% Sr. Unsec. Unsub. Nts., 3/15/19                              295,000                       283,200
--------------------------------------------------------------------------------------------------------
ITC DeltaCom, Inc., 10.50% Sr. Sec. Nts., 4/1/16                   320,000                       334,400
--------------------------------------------------------------------------------------------------------
Jaguar Holding Co./Jaguar Merger Sub, Inc., 9.50% Sr.
Unsec. Nts., 12/1/19(3)                                            120,000                       130,350
--------------------------------------------------------------------------------------------------------
Jaguar Land Rover plc, 7.75% Sr. Unsec. Bonds, 5/15/18(3)             55,000                      54,863
--------------------------------------------------------------------------------------------------------
James River Coal Co., 7.875% Sr. Unsec. Unsub. Nts.,
4/1/19                                                              80,000                        55,200
--------------------------------------------------------------------------------------------------------
Jarden Corp., 6.125% Sr. Unsec. Nts., 11/15/22                     472,000                       491,470
--------------------------------------------------------------------------------------------------------
Jones Group, Inc. (The) /Jones Apparel Group Holdings,
Inc./Jones Apparel Group USA, Inc./JAG Footwear,
Accessories & Retail Corp., 6.875% Sr. Unsec. Unsub.
Nts., 3/15/19                                                       80,000                        72,200
--------------------------------------------------------------------------------------------------------
Joy Global, Inc., 5.125% Sr. Unsec. Unsub. Nts.,
10/15/21                                                           367,000                       396,865
--------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co., 7.90% Perpetual Bonds, Series 1(11)          790,000                       858,673
--------------------------------------------------------------------------------------------------------
Juniper Networks, Inc., 5.95% Sr. Unsec. Unsub. Nts.,
3/15/41                                                            247,000                       277,309
--------------------------------------------------------------------------------------------------------
Kabel BW Erste Beteiligungs GmbH/Kabel
Baden-Wurttemberg GmbH & Co. KG, 7.50% Sr. Sec. Nts.,
3/15/19(3)                                                         205,000                       219,863
--------------------------------------------------------------------------------------------------------
Kansas City Southern de Mexico, 8% Sr. Unsec. Unsub.
Nts., 2/1/18                                                       432,000                       484,380
--------------------------------------------------------------------------------------------------------
Kindred Healthcare, Inc., 8.25% Sr. Unsec. Nts., 6/1/19            335,000                       309,038
--------------------------------------------------------------------------------------------------------
KLA-Tencor Corp., 6.90% Sr. Unsec. Nts., 5/1/18                    308,000                       364,782
--------------------------------------------------------------------------------------------------------
Kraft Foods, Inc., 6.50% Sr. Unsec. Unsub. Nts., 2/9/40            520,000                       669,512
--------------------------------------------------------------------------------------------------------
Kratos Defense & Security Solutions, Inc., 10% Sr.
Sec. Nts., 6/1/17                                                  130,000                       138,125
--------------------------------------------------------------------------------------------------------
Lamar Media Corp.:
5.875% Sr. Sub. Nts., 2/1/22(3),(9)                                115,000                       115,719
9.75% Sr. Unsec. Nts., 4/1/14                                      503,000                       573,420
--------------------------------------------------------------------------------------------------------
Level 3 Financing, Inc.:
9.25% Sr. Unsec. Unsub. Nts., 11/1/14                               45,000                        46,350
9.375% Sr. Unsec. Unsub. Nts., 4/1/19                              495,000                       524,700
--------------------------------------------------------------------------------------------------------
Liberty Mutual Group, Inc., 5% Sr. Nts., 6/1/21(3)                 1,249,000                   1,242,569
--------------------------------------------------------------------------------------------------------
Limited Brands, Inc., 6.625% Sr. Nts., 4/1/21                      475,000                       524,875
--------------------------------------------------------------------------------------------------------
Lincoln National Corp., 6.05% Jr. Unsec. Sub. Bonds,
4/20/67                                                          1,375,000                     1,234,063
--------------------------------------------------------------------------------------------------------

18 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

                                                               PRINCIPAL
                                                                 AMOUNT                       VALUE
--------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
--------------------------------------------------------------------------------------------------------
Linn Energy LLC/Linn Energy Finance Corp., 8.625% Sr.
Unsec. Nts., 4/15/20                                         $     555,000              $        618,825
--------------------------------------------------------------------------------------------------------
Lloyds TSB Bank plc, 6.50% Unsec. Sub. Nts., 9/14/20(3)          1,056,000                       987,288
--------------------------------------------------------------------------------------------------------
Lockheed Martin Corp., 5.50% Sr. Unsec. Unsub. Nts.,
11/15/39                                                           252,000                       281,684
--------------------------------------------------------------------------------------------------------
Lorillard Tobacco Co., 6.875% Sr. Unsec. Nts., 5/1/20              550,000                       636,264
--------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc., 5.125% Sr. Unsec. Nts., 11/15/41                263,000                       297,509
--------------------------------------------------------------------------------------------------------
Lyondell Chemical Co., 8% Sr. Sec. Nts., 11/1/17                   511,000                       572,320
--------------------------------------------------------------------------------------------------------
LyondellBasell Industries NV, 6% Sr. Nts., 11/15/21(3)             240,000                       262,200
--------------------------------------------------------------------------------------------------------
Macquarie Bank Ltd., 6.625% Unsec. Sub. Nts., 4/7/21(3)            840,000                       801,414
--------------------------------------------------------------------------------------------------------
Macy's Retail Holdings, Inc., 5.75% Sr. Unsec. Nts.,
7/15/14                                                            394,000                       431,193
--------------------------------------------------------------------------------------------------------
Manitowoc Co., Inc. (The), 8.50% Sr. Unsec. Nts.,
11/1/20                                                            315,000                       344,925
--------------------------------------------------------------------------------------------------------
Marquette Transportation Co./Marquette Transportation
Finance Corp., 10.875% Sec. Nts., 1/15/17                          405,000                       419,175
--------------------------------------------------------------------------------------------------------
Marriott International, Inc., 6.20% Sr. Unsec. Unsub.
Nts., 6/15/16                                                      206,000                       243,628
--------------------------------------------------------------------------------------------------------
Mattel, Inc., 5.625% Sr. Unsec. Nts., 3/15/13                      147,000                       155,048
--------------------------------------------------------------------------------------------------------
McKesson Corp., 6% Sr. Unsec. Unsub. Nts., 3/1/41                  415,000                       545,393
--------------------------------------------------------------------------------------------------------
MedAssets, Inc., 8% Sr. Unsec. Nts., 11/15/18                      105,000                       107,625
--------------------------------------------------------------------------------------------------------
MEG Energy Corp., 6.50% Sr. Unsec. Nts., 3/15/21(3)                400,000                       420,000
--------------------------------------------------------------------------------------------------------
Mercer International, Inc., 9.50% Sr. Unsec. Nts.,
12/1/17                                                            265,000                       276,263
--------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 7.75% Jr. Sub. Bonds,
5/14/38                                                            972,000                     1,025,831
--------------------------------------------------------------------------------------------------------
MetroPCS Wireless, Inc., 6.625% Sr. Unsec. Nts.,
11/15/20                                                           395,000                       393,025
--------------------------------------------------------------------------------------------------------
MGM Mirage, Inc., 6.625% Sr. Unsec. Nts., 7/15/15                  530,000                       532,650
--------------------------------------------------------------------------------------------------------
Michaels Stores, Inc., 7.75% Sr. Unsec. Nts., 11/1/18               25,000                        26,219
--------------------------------------------------------------------------------------------------------
MidAmerican Energy Co., 5.95% Sr. Unsec. Unsub. Nts.,
7/15/17                                                            820,000                       982,792
--------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 8% Sr. Sub. Nts.,
4/1/12                                                             410,000                       337,225
--------------------------------------------------------------------------------------------------------
Momentive Performance Materials, Inc., 9% Sec. Nts.,
1/15/21                                                            330,000                       300,300
--------------------------------------------------------------------------------------------------------
Multiplan, Inc., 9.875% Sr. Nts., 9/1/18(3)                        105,000                       114,975
--------------------------------------------------------------------------------------------------------
Murray Energy Corp., 10.25% Sr. Sec. Nts., 10/15/15(3)             200,000                       203,000
--------------------------------------------------------------------------------------------------------
Mylan, Inc., 6% Sr. Nts., 11/15/18(3)                              710,000                       736,625
--------------------------------------------------------------------------------------------------------
Nabors Industries, Inc., 6.15% Sr. Unsec. Unsub. Nts.,
2/15/18                                                            573,000                       647,026
--------------------------------------------------------------------------------------------------------
Nationstar Mortgage/Nationstar Capital Corp., 10.875%
Sr. Unsec. Nts., 4/1/15                                          2,140,000                     2,134,650
--------------------------------------------------------------------------------------------------------
Navios Maritime Acquisition Corp., 8.625% Sr. Sec.
Nts., 11/1/17                                                      100,000                        75,500
--------------------------------------------------------------------------------------------------------
Navios Maritime Holdings, Inc./Navios Maritime Finance
U.S., Inc., 8.875% Sr. Sec. Nts., 11/1/17                           80,000                        79,600
--------------------------------------------------------------------------------------------------------
Newfield Exploration Co., 6.875% Sr. Unsec. Sub. Nts.,
2/1/20                                                             457,000                       491,275
--------------------------------------------------------------------------------------------------------
NewPage Corp., 11.375% Sr. Sec. Nts., 12/31/14(8)                  690,000                       451,950
--------------------------------------------------------------------------------------------------------
Newport Television LLC/NTV Finance Corp., 12.719% Sr.
Nts., 3/15/17(3,7)                                                 316,724                       296,137
--------------------------------------------------------------------------------------------------------
News America, Inc., 6.15% Sr. Unsec. Nts., 2/15/41                 673,000                       806,953
--------------------------------------------------------------------------------------------------------
Nexen, Inc., 6.40% Sr. Unsec. Unsub. Bonds, 5/15/37                754,000                       853,517
--------------------------------------------------------------------------------------------------------
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.,
8.875% Sec. Nts., 4/15/17                                          270,000                       287,550
--------------------------------------------------------------------------------------------------------

19 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

                                                               PRINCIPAL
                                                                 AMOUNT                      VALUE
--------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
--------------------------------------------------------------------------------------------------------
Nextel Communications, Inc., 7.375% Sr. Nts., Series
D, 8/1/15                                                    $     320,000              $        311,200
--------------------------------------------------------------------------------------------------------
Nomura Holdings, Inc., 6.70% Sr. Unsec. Nts., 3/4/20               485,000                       521,927
--------------------------------------------------------------------------------------------------------
Norske Skogindustrier ASA, 6.125% Unsec. Bonds,
10/15/15(10)                                                       190,000                       125,400
--------------------------------------------------------------------------------------------------------
Novelis, Inc., 8.75% Sr. Unsec. Nts., 12/15/20                      70,000                        78,575
--------------------------------------------------------------------------------------------------------
Nuveen Investments, Inc.:
5.50% Sr. Unsec. Nts., 9/15/15                                     375,000                       341,250
10.50% Sr. Unsec. Unsub. Nts., 11/15/15                            295,000                       309,013
--------------------------------------------------------------------------------------------------------
NXP BV/NXP Funding LLC, 9.75% Sr. Sec. Nts., 8/1/18(3)             125,000                       140,313
--------------------------------------------------------------------------------------------------------
Offshore Group Investments Ltd., 11.50% Sr. Sec. Nts.,
8/1/15                                                             415,000                       461,688
--------------------------------------------------------------------------------------------------------
OMEGA Healthcare Investors, Inc., 6.75% Sr. Unsec.
Nts., 10/15/22                                                     355,000                       378,075
--------------------------------------------------------------------------------------------------------
Oncor Electric Delivery Co., 7% Debs., 9/1/22                      565,000                       728,743
--------------------------------------------------------------------------------------------------------
Oncure Holdings, Inc., 11.75% Sr. Sec. Nts., 5/15/17               165,000                       133,650
--------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 5.625% Sr. Unsec. Unsub.
Nts., 11/30/17                                                     700,000                       839,786
--------------------------------------------------------------------------------------------------------
Penn National Gaming, Inc., 8.75% Sr. Unsec. Sub.
Nts., 8/15/19                                                      225,000                       250,594
--------------------------------------------------------------------------------------------------------
Pernod-Ricard SA, 4.25% Sr. Unsec. Nts., 7/15/22(3)                473,000                       489,594
--------------------------------------------------------------------------------------------------------
Petrohawk Energy Corp., 6.25% Sr. Unsec. Nts., 6/1/19              886,000                       995,643
--------------------------------------------------------------------------------------------------------
PHH Corp., 9.25% Sr. Unsec. Unsub. Nts., 3/1/16                    300,000                       289,500
--------------------------------------------------------------------------------------------------------
Pinafore LLC/Pinafore, Inc., 9% Sec. Nts., 10/1/18                 387,000                       430,538
--------------------------------------------------------------------------------------------------------
Ply Gem Industries, Inc., 8.25% Sr. Sec. Nts., 2/15/18             180,000                       175,500
--------------------------------------------------------------------------------------------------------
Polymer Group, Inc., 7.75% Sr. Sec. Nts., 2/1/19                   340,000                       361,250
--------------------------------------------------------------------------------------------------------
Post Holdings, Inc., 7.375% Sr. Unsec. Nts., 2/15/22(3),(9)        415,000                       430,563
--------------------------------------------------------------------------------------------------------
PPL WEM Holdings plc, 5.375% Sr. Unsec. Nts., 5/1/21(3)          1,310,000                     1,419,625
--------------------------------------------------------------------------------------------------------
Precision Drilling Corp., 6.625% Sr. Unsec. Nts.,
11/15/20                                                           275,000                       290,125
--------------------------------------------------------------------------------------------------------
Prudential Financial, Inc., 5.375% Sr. Unsec. Unsub.
Nts., 6/21/20                                                      898,000                       989,944
--------------------------------------------------------------------------------------------------------
PSEG Power LLC, 2.75% Sr. Unsec. Unsub. Nts., 9/15/16              630,000                       641,565
--------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc., 5.75% Sr. Unsec. Nts., 1/30/40            352,000                       389,671
--------------------------------------------------------------------------------------------------------
Quicksilver Resources, Inc.:
9.125% Sr. Unsec. Nts., 8/15/19                                    125,000                       122,500
11.75% Sr. Nts., 1/1/16                                            210,000                       225,225
--------------------------------------------------------------------------------------------------------
Qwest Corp., 7.625% Sr. Unsec. Unsub. Nts., 6/15/15                725,000                       829,088
--------------------------------------------------------------------------------------------------------
R.R. Donnelley & Sons Co., 7.25% Sr. Nts., 5/15/18                 620,000                       570,400
--------------------------------------------------------------------------------------------------------
Radiation Therapy Services, Inc., 9.875% Sr. Unsec. Sub.
Nts., 4/15/17                                                      175,000                       122,938
--------------------------------------------------------------------------------------------------------
Range Resources Corp., 8% Sr. Unsec. Sub. Nts., 5/15/19            655,000                       725,413
--------------------------------------------------------------------------------------------------------
Realogy Corp.:
7.625% Sr. Sec. Nts., 1/15/20(9),(10)                              140,000                       140,168
9% Sr. Sec. Nts., 1/15/20(9),(10)                                   90,000                        87,975
11.50% Sr. Unsec. Unsub. Nts., 4/15/17                             195,000                       172,575
--------------------------------------------------------------------------------------------------------
Rent-A-Center, Inc., 6.625% Sr. Unsec. Nts., 11/15/20              594,000                       616,275
--------------------------------------------------------------------------------------------------------
Rockies Express Pipeline LLC, 3.90% Sr. Unsec. Unsub.
Nts., 4/15/15(3)                                                   894,000                       885,060
--------------------------------------------------------------------------------------------------------
Roofing Supply Group LLC/Roofing Supply Finance, Inc.,
8.625% Sr. Sec. Nts., 12/1/17(3)                                   342,000                       360,810
--------------------------------------------------------------------------------------------------------

20 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

                                                               PRINCIPAL
                                                                 AMOUNT                       VALUE
--------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
--------------------------------------------------------------------------------------------------------
Rowan Cos., Inc., 5% Sr. Unsec. Nts., 9/1/17(5)              $   1,055,000              $      1,121,989
--------------------------------------------------------------------------------------------------------
SABMiller Holdings, Inc., 4.95% Sr. Unsec. Nts.,
1/15/42                                                            378,000                       403,683
--------------------------------------------------------------------------------------------------------
Sally Holdings LLC/Sally Capital, Inc., 6.875% Sr.
Unsec. Nts., 11/15/19(3)                                           305,000                       327,875
--------------------------------------------------------------------------------------------------------
SandRidge Energy, Inc., 9.875% Sr. Unsec. Nts.,
5/15/16(3)                                                         495,000                       534,600
--------------------------------------------------------------------------------------------------------
Seagate HDD Cayman, 7% Sr. Unsec. Nts., 11/1/21(3)                 245,000                       263,375
--------------------------------------------------------------------------------------------------------
Sealed Air Corp., 7.875% Sr. Nts., 6/15/17                         626,000                       666,612
--------------------------------------------------------------------------------------------------------
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15          370,000                       368,150
--------------------------------------------------------------------------------------------------------
Service Corp. International, 6.75% Sr. Unsec. Nts.,
4/1/15                                                             560,000                       613,200
--------------------------------------------------------------------------------------------------------
SESI LLC, 6.375% Sr. Unsec. Nts., 5/1/19                           105,000                       109,463
--------------------------------------------------------------------------------------------------------
Sinclair Television Group, Inc., 8.375% Sr. Unsec.
Nts., 10/15/18                                                     365,000                       390,550
--------------------------------------------------------------------------------------------------------
SLM Corp., 6.25% Sr. Nts., 1/25/16                               1,112,000                     1,136,363
--------------------------------------------------------------------------------------------------------
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14                         125,000                       116,875
--------------------------------------------------------------------------------------------------------
Southern States Cooperative, Inc., 11.25% Sr. Nts.,
5/15/15(10)                                                        470,000                       501,138
--------------------------------------------------------------------------------------------------------
Spectrum Brands Holdings, Inc., 9.50% Sr. Sec. Nts.,
6/15/18                                                            130,000                       148,038
--------------------------------------------------------------------------------------------------------
Speedy Cash, Inc., 10.75% Sr. Sec. Nts., 10/15/18(3)               225,000                       229,500
--------------------------------------------------------------------------------------------------------
Springleaf Finance Corp., 6.90% Nts., Series J,
12/15/17                                                           320,000                       249,600
--------------------------------------------------------------------------------------------------------
Sprint Capital Corp., 8.75% Nts., 3/15/32                           70,000                        59,150
--------------------------------------------------------------------------------------------------------
Sprint Nextel Corp., 9% Sr. Unsec. Nts., 11/15/18(3)               265,000                       286,200
--------------------------------------------------------------------------------------------------------
STHI Holding Corp., 8% Sec. Nts., 3/15/18(3)                       105,000                       111,956
--------------------------------------------------------------------------------------------------------
Sumitomo Mitsui Banking Corp., 8% Unsec. Sub. Nts.,
6/15/12                                                            555,000                       566,401
--------------------------------------------------------------------------------------------------------
SunGard Data Systems, Inc., 7.375% Sr. Unsec. Nts.,
11/15/18                                                            85,000                        90,100
--------------------------------------------------------------------------------------------------------
Swiss Re Capital I LP, 6.854% Perpetual Bonds(3),(11)            1,065,000                       963,533
--------------------------------------------------------------------------------------------------------
Symantec Corp., 4.20% Sr. Unsec. Unsub. Nts., 9/15/20              638,000                       655,683
--------------------------------------------------------------------------------------------------------
Target Corp., 7% Bonds, 1/15/38                                    310,000                       439,921
--------------------------------------------------------------------------------------------------------
Telecom Italia Capital SA, 7.175% Sr. Unsec. Unsub.
Nts., 6/18/19                                                      550,000                       559,625
--------------------------------------------------------------------------------------------------------
Terex Corp., 8% Sr. Unsec. Sub. Nts., 11/15/17                   1,400,000                     1,421,000
--------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Finance Co. LLC, 6.15% Sr. Unsec.
Nts., 2/1/36                                                       169,000                       214,531
--------------------------------------------------------------------------------------------------------
Texas Competitive Electric Holdings Co. LLC:
10.25% Sr. Unsec. Nts., Series A, 11/1/15                        1,085,000                       328,213
10.25% Sr. Unsec. Nts., Series B, 11/1/15                          210,000                        61,425
--------------------------------------------------------------------------------------------------------
Texas-New Mexico Power Co., 9.50% Sec. Nts., 4/1/19(3)             815,000                     1,072,631
--------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 9% Sr. Sec. Nts., 12/15/17              175,000                       184,625
--------------------------------------------------------------------------------------------------------
Thermon Industries, Inc., 9.50% Sr. Sec. Nts., 5/1/17              238,000                       257,635
--------------------------------------------------------------------------------------------------------
Time Warner Cable, Inc., 5.875% Sr. Unsec. Unsub.
Nts., 11/15/40                                                     620,000                       698,864
--------------------------------------------------------------------------------------------------------
Time Warner, Inc., 4% Sr. Unsec. Unsub. Nts., 1/15/22              947,000                     1,002,904
--------------------------------------------------------------------------------------------------------
TMX Finance LLC/TitleMax Finance Corp., 13.25% Sr.
Sec. Nts., 7/15/15                                                 245,000                       267,663
--------------------------------------------------------------------------------------------------------
Tower Automotive Holdings USA LLC/TA Holdings Finance,
Inc., 10.625% Sr. Sec. Nts., 9/1/17(3)                             711,000                       757,215
--------------------------------------------------------------------------------------------------------
TransCanada PipeLines Ltd., 7.625% Sr. Unsec. Nts.,
1/15/39                                                            156,000                       228,688
--------------------------------------------------------------------------------------------------------
TransDigm, Inc., 7.75% Sr. Unsec. Sub. Nts., 12/15/18              415,000                       456,500
--------------------------------------------------------------------------------------------------------
TransUnion LLC/TransUnion Financing Corp., 11.375% Sr.
Unsec. Nts., 6/15/18                                                90,000                       106,650
--------------------------------------------------------------------------------------------------------

21 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

                                                               PRINCIPAL
                                                                 AMOUNT                       VALUE
--------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
--------------------------------------------------------------------------------------------------------
TreeHouse Foods, Inc., 7.75% Sr. Unsec. Nts., 3/1/18         $     535,000              $        577,800
--------------------------------------------------------------------------------------------------------
UBS AG Stamford CT, 2.25% Sr. Unsec. Nts., 8/12/13                 115,000                       115,526
--------------------------------------------------------------------------------------------------------
United Maritime Group LLC, 11.75% Sr. Sec. Nts.,
6/15/15                                                            525,000                       535,500
--------------------------------------------------------------------------------------------------------
Univision Communications, Inc., 7.875% Sr. Sec. Nts.,
11/1/20(3)                                                         100,000                       104,500
--------------------------------------------------------------------------------------------------------
UPCB Finance V Ltd., 7.25% Sr. Sec. Nts., 11/15/21(3)              195,000                       204,750
--------------------------------------------------------------------------------------------------------
UPCB Finance VI Ltd., 6.875% Sr. Sec. Nts., 1/15/22(3),(9)         765,000                       765,000
--------------------------------------------------------------------------------------------------------
US Oncology, Inc., Escrow Shares (related to 9.125% Sr.
Sec. Nts., 8/15/17)(8)                                             225,000                         3,375
--------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International, Inc., 6.875% Sr.
Unsec. Nts., 12/1/18(3)                                            265,000                       272,619
--------------------------------------------------------------------------------------------------------
Valspar Corp. (The), 4.20% Sr. Unsec. Unsub. Nts.,
1/15/22                                                            364,000                       378,153
--------------------------------------------------------------------------------------------------------
Vanguard Health Holding Co. II LLC/Vanguard Holding Co.
II, Inc., 8% Sr. Nts., 2/1/18                                      200,000                       210,500
--------------------------------------------------------------------------------------------------------
Venoco, Inc., 8.875% Sr. Unsec. Nts., 2/15/19                      180,000                       155,700
--------------------------------------------------------------------------------------------------------
Verizon Communications, Inc., 6.40% Sr. Unsec. Nts.,
2/15/38                                                            570,000                       723,438
--------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC, 11.375% Sr. Unsec. Sub.
Nts., Series B, 8/1/16                                             755,000                       309,550
--------------------------------------------------------------------------------------------------------
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75% Sr.
Sec. Nts., 2/1/19                                                  325,000                       182,000
--------------------------------------------------------------------------------------------------------
VF Corp., 3.50% Sr. Unsec. Unsub. Nts., 9/1/21                     475,000                       499,380
--------------------------------------------------------------------------------------------------------
Virgin Media Finance plc, 8.375% Sr. Unsec. Unsub.
Nts., 10/15/19                                                     125,000                       140,625
--------------------------------------------------------------------------------------------------------
Virgin Media Secured Finance plc:
5.25% Sr. Sec. Nts., 1/15/21                                       352,000                       382,091
6.50% Sr. Sec. Nts., 1/15/18                                       520,000                       561,600
--------------------------------------------------------------------------------------------------------
Visteon Corp., 6.75% Sr. Unsec. Nts., 4/15/19                      360,000                       357,300
--------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc., 5.625% Sr. Unsec. Nts., 4/15/41             413,000                       522,690
--------------------------------------------------------------------------------------------------------
Wallace Theater Holdings, Inc., 12.50% Sr. Sec. Nts.,
6/15/13(3),(6)                                                     765,000                       742,050
--------------------------------------------------------------------------------------------------------
Warner Chilcott Co. LLC/Warner Chilcott Finance LL C,
7.75% Sr. Unsec. Nts., 9/15/18                                     330,000                       350,625
--------------------------------------------------------------------------------------------------------
Weatherford International Ltd. Bermuda, 5.125% Sr.
Unsec. Unsub. Nts., 9/15/20                                        320,000                       346,274
--------------------------------------------------------------------------------------------------------
Wells Fargo & Co., 7.98% Jr. Sub. Perpetual Bonds,
Series K(11)                                                       782,000                       850,425
--------------------------------------------------------------------------------------------------------
West Corp., 7.875% Sr. Unsec. Nts., 1/15/19                        425,000                       447,313
--------------------------------------------------------------------------------------------------------
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15(3)            535,000                       278,200
--------------------------------------------------------------------------------------------------------
Whirlpool Corp.:
5.50% Sr. Unsec. Unsub. Nts., 3/1/13                               151,000                       156,598
8% Sr. Unsec. Nts., 5/1/12                                         445,000                       452,532
--------------------------------------------------------------------------------------------------------
Willis Group Holdings plc, 4.125% Sr. Unsec. Unsub.
Nts., 3/15/16                                                    1,169,000                     1,197,741
--------------------------------------------------------------------------------------------------------
Wind Acquisition Finance SA, 7.25% Sr. Sec. Nts.,
2/15/18(3)                                                         410,000                       398,725
--------------------------------------------------------------------------------------------------------
Windstream Corp.:
7.50% Sr. Unsec. Nts., 6/1/22(3)                                   310,000                       326,275
7.875% Sr. Unsec. Unsub. Nts., 11/1/17                             450,000                       499,500
--------------------------------------------------------------------------------------------------------
Woodside Finance Ltd., 4.60% Sr. Unsec. Nts., 5/10/21(3)           601,000                       623,053
--------------------------------------------------------------------------------------------------------
Xstrata Canada Corp., 6% Sr. Unsec. Unsub. Nts.,
10/15/15                                                           419,000                       462,380
--------------------------------------------------------------------------------------------------------
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds,
5/9/37(6),(10)                                                     725,000                       672,438
--------------------------------------------------------------------------------------------------------

22 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

                                                               PRINCIPAL
                                                                 AMOUNT                       VALUE
--------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES CONTINUED
Zions Bancorp., 7.75% Sr. Unsec. Nts., 9/23/14               $   1,129,000              $      1,215,253
                                                                                        ----------------
Total Non-Convertible Corporate Bonds and Notes
(Cost $150,153,956)                                                                          151,166,623
--------------------------------------------------------------------------------------------------------
CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
Lojas Americanas SA, 13.15% Cv. Sub. Nts., 9/15/17
(Cost $109,787)                                                        100    BRR                133,859
--------------------------------------------------------------------------------------------------------
LOAN PARTICIPATIONS--0.2%
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd
Lien Term Loan, 10%, 2/15/18(6)                                     80,000                        76,000
--------------------------------------------------------------------------------------------------------
Cengage Learning Holdings II LP, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 2.25%, 7/3/14(6),(9)                110,000                        97,684
--------------------------------------------------------------------------------------------------------
Cengage Learning Holdings II LP, Sr. Sec. Credit
Facilities 1st Lien Term Loan, 2.55%, 7/3/14(6),(9)                224,112                       199,019
--------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., Sr. Sec. Credit
Facilities 1st Lien Term Loan, Tranche B, 3.946%,
1/29/16(6)                                                         535,000                       429,641
--------------------------------------------------------------------------------------------------------
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd
Lien Term Loan, Tranche B, 3.92%, 10/19/15(6),(7),(9)              325,282                       194,085
--------------------------------------------------------------------------------------------------------
OneLink Communications/San Juan Cable LLC, Sr. Sec.
Credit Facilities 2nd Lien Term Loan, Tranche B, 10%,
10/31/13(6)                                                        220,000                       213,675
--------------------------------------------------------------------------------------------------------
PQ Corp., Sr. Sec. Credit Facilities 2nd Lien Term Loan,
6.50%, 7/30/15(6),(9)                                              345,000                       323,653
--------------------------------------------------------------------------------------------------------
Realogy Corp., Extended Sr. Sec. Credit Facilities 1st
Lien Term Loan:
Tranche B, 4.545%, 10/10/16(6),(9)                                  32,369                        30,273
Tranche B, 4.691%, 10/10/16(6),(9)                                 411,593                       384,943
--------------------------------------------------------------------------------------------------------
Revel Entertainment LLC, Sr. Sec. Credit Facilities 1st
Lien Term Loan, 9%, 2/17/17(6),(9)                                 155,000                       149,769
--------------------------------------------------------------------------------------------------------
Samson Investment Co., Sr. Sec. Credit Facilities Bridge
Loan, 8%, 12/20/12(6)                                              580,000                       580,000
--------------------------------------------------------------------------------------------------------
Walter Investment Management Corp., Sr. Sec. Credit
Facilities 2nd Lien Term Loan, 12.50%, 9/28/16(6)                  355,000                       361,508
                                                                                        ----------------
Total Loan Participations (Cost $2,988,113)                                                    3,040,250
--------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES--0.0%
UBS AG, Vietnam Dairy Products JSC Equity Linked Nts.(3)
(Cost $74,155)                                                      24,000                        97,358

                                  EXPIRATION            STRIKE
                                     DATE                PRICE             CONTRACTS
--------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--2.7%
Euro STOXX 50 Index Put(2)            3/19/12         2,000.00EUR               6,900            694,964
--------------------------------------------------------------------------------------------------------
Standard and Poor's 500 Index
(The) Call(2)                         8/13/12         1,210.230               281,972         38,716,423
--------------------------------------------------------------------------------------------------------
Standard and Poor's 500 Index
(The) Call(2)                         8/13/12         1,205.320                92,000         12,982,792
                                                                                        ----------------
Total Options Purchased (Cost $41,758,628)                                                    52,394,179

23 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                                                                     SHARES           VALUE
------------------------------------------------------------------------------------------------
INVESTMENT COMPANIES-22.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.23%(1,12)    36,848,561     $   36,848,561
------------------------------------------------------------------------------------------------
Oppenheimer Master Event-Linked Bond Fund, LLC(1)                   9,251,612        104,440,949
------------------------------------------------------------------------------------------------
Oppenheimer Master Loan Fund, LLC(1)                               23,240,748        282,897,409
                                                                                  --------------
Total Investment Companies (Cost $432,465,103)                    424,186,919
------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $1,843,759,639)                        96.5%     1,862,313,007
------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                           3.5         67,349,687
                                                                  ------------    --------------
Net Assets                                                              100.0%    $1,929,662,694
                                                                  ============    ==============

Footnotes to Statement of Investments

Principal amount and strike price are reported in U.S. Dollars, except for those denoted in the following currencies:

BRR   Brazilian Real
CAD   Canadian Dollar
EUR   Euro

1. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES          GROSS         GROSS           SHARES
                                                      OCTOBER 31,2011    ADDITIONS     REDUCTIONS    JANUARY 31,2012
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Global Allocation Fund (Cayman) Ltd.(a)             2,921             -             -              2,921
Oppenheimer Institutional Money Market Fund, Cl. E                  -   173,058,095   136,209,534         36,848,561
Oppenheimer Master Event-Linked Bond Fund, LLC              9,251,612             -             -          9,251,612
Oppenheimer Master Loan Fund, LLC                          25,188,463             -     1,947,715         23,240,748

                                                                                  REALIZED
                                                     VALUE        INCOME        GAIN (LOSS)
--------------------------------------------------------------------------------------------
Oppenheimer Global Allocation Fund (Cayman)
Ltd.(a)                                          $ 17,527,194    $          -    $ 2,934,438
Oppenheimer Institutional Money Market Fund,
 Cl. E                                             36,848,561          16,710              -
Oppenheimer Master Event-Linked Bond Fund,
LLC                                               104,440,949       2,200,186(b)      646,262(b)
Oppenheimer Master Loan Fund, LLC                 282,897,409       5,350,060(c)   (1,370,514)(c)
                                                  -------------------------------------------
                                                  $441,714,113    $ 7,566,956    $  2,210,186
                                                  ===========================================

   a. Investment in a wholly-owned subsidiary. See accompanying Notes and individual financial statements of the entity included herein.

   b. Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

   c. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

2. Non-income producing security.

3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $37,150,357 or 1.93% of the Fund's net assets as of January 31, 2012.

4. The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.

24 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

5. All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options. See accompanying Notes.

6. Represents the current interest rate for a variable or increasing rate security.

7. Interest or dividend is paid-in-kind, when applicable.

8. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See accompanying Notes.

9. When-issued security or delayed delivery to be delivered and settled after January 31, 2012. See accompanying Notes.

10. Restricted security. The aggregate value of restricted securities as of January 31, 2012 was $2,192,969, which represents 0.11% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                                                                                UNREALIZED
                                                               ACQUISITION                                     APPRECIATION
SECURITY                                                          DATES             COST          VALUE       (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------------
Cleaver-Brooks, Inc., 12.25% Sr. Sec. Nts., 5/1/16                     5/3/11    $  159,555    $  150,750    $       (8,805)
Glen Meadow Pass-Through Trust, 6.505% Bonds, 2/12/67                  1/5/11       581,524       515,100           (66,424)
Norske Skogindustrier ASA, 6.125% Unsec. Bonds, 10/15/15        3/7/11-4/6/11       173,187       125,400           (47,787)
Realogy Corp., 7.625% Sr. Sec. Nts., 1/15/20                          1/25/12       140,000       140,168               168
Realogy Corp., 9% Sr. Sec. Nts., 1/15/20                              1/25/12        90,000        87,975            (2,025)
Southern States Cooperative, Inc., 11.25% Sr. Nts., 5/15/15    9/22/10-6/7/11       500,879       501,138               259
ZFS Finance USA Trust V, 6.50% Jr. Sub. Bonds, 5/9/37                 4/11/11       734,662       672,438           (62,224)
                                                                                 -------------------------------------------
                                                                                 $2,379,807    $2,192,969    $     (186,838)
                                                                                 ===========================================

11. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

12. Rate shown is the 7-day yield as of January 31, 2012.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of January 31, 2012 based on valuation input level:

25 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

                                                                  LEVEL 2-
                                                                     OTHER            LEVEL 3-
                                               LEVEL 1-        SIGNIFICANT         SIGNIFICANT
                                             UNADJUSTED         OBSERVABLE        UNOBSERVABLE
                                          QUOTED PRICES             INPUTS              INPUTS                       VALUE
----------------------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Wholly-Owned Subsidiary                $             --    $    17,527,194     $            --          $       17,527,194
Common Stocks
   Consumer Discretionary                   149,038,636          9,842,651                  --                 158,881,287
   Consumer Staples                         144,597,873         10,355,693                  --                 154,953,566
   Energy                                    85,872,140          5,513,033                  --                  91,385,173
   Financials                               103,502,790         16,864,715                  --                 120,367,505
   Health Care                               96,427,462                 --                  --                  96,427,462
   Industrials                              149,866,197          7,790,488                  --                 157,656,685
   Information Technology                   222,509,549         27,444,112                  --                 249,953,661
   Materials                                136,995,977          9,369,623              93,566                 146,459,166
   Telecommunication Services                24,762,780          5,366,838                  --                  30,129,618
   Utilities                                  5,852,065                 --                  --                   5,852,065
Preferred Stocks                                     --            296,344                  --                     296,344
Rights, Warrants and Certificates                23,735                 --                  --                      23,735
Mortgage-Backed Obligations                          --            909,741                  --                     909,741
U.S. Government Obligations                          --            470,617                  --                     470,617
Non-Convertible Corporate Bonds and
Notes                                                --        151,166,623                  --                 151,166,623
Convertible Corporate Bonds and
Notes                                                --                 --             133,859                     133,859
Loan Participations                                  --          3,040,250                  --                   3,040,250
Structured Securities                                --             97,358                  --                      97,358
Options Purchased                               694,964         51,699,215                  --                  52,394,179
Investment Companies                         36,848,561        387,338,358                  --                 424,186,919
                                      ------------------------------------------------------------------------------------
Total Investments, at Value               1,156,992,729        705,092,853             227,425               1,862,313,007
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts                  --            887,857                  --                     887,857
Futures margins                                 213,015                 --                  --                     213,015
                                      -----------------------------------------------------------------------------------
Total Assets                           $  1,157,205,744    $   705,980,710     $       227,425          $    1,863,413,879
                                      ------------------------------------------------------------------------------------

LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Foreign currency exchange contracts    $             --    $      (922,761)    $            --          $        (922,761)
Futures margins                                (17,609)                 --                  --                    (17,609)
Appreciated options written, at
value                                           (6,957)                 --                  --                     (6,957)
Depreciated options written, at
value                                          (10,270)                 --                  --                    (10,270)
                                      ------------------------------------------------------------------------------------
Total Liabilities                      $       (34,836)    $      (922,761)    $            --          $        (957,597)
                                      ------------------------------------------------------------------------------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

26 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

The table below shows the significant transfers between Level 1 and Level 2. The Fund's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

                                   TRANSFERS INTO       TRANSFERS OUT      TRANSFERS INTO        TRANSFERS OUT
                                         LEVEL 1*        OF LEVEL 1**           LEVEL 2**          OF LEVEL 2*
------------------------------    ----------------    ----------------    ----------------    -----------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks

   Consumer Discretionary         $    48,508,516     $             -     $             -     $   (48,508,516)
   Consumer Staples                    42,300,961                   -                   -         (42,300,961)
   Energy                              41,260,253                   -                   -         (41,260,253)
   Financials                          49,927,550                   -                   -         (49,927,550)
   Health Care                         34,406,511                   -                   -         (34,406,511)
   Industrials                        107,109,704                   -                   -        (107,109,704)
   Information Technology              68,563,512         (4,730,300)           4,730,300         (68,563,512)
   Materials                           24,465,405           (814,198)             814,198         (24,465,405)
   Telecommunication Services          13,853,583        (10,426,670)          10,426,670         (13,853,583)
                                  ---------------     ---------------   -----------------    -----------------
Total Assets                      $   430,395,995     $  (15,971,168)     $    15,971,168     $  (430,395,995)
                                  ---------------     ---------------   -----------------    -----------------

* Transferred from Level 2 to Level 1 due to the presence of a readily available unadjusted quoted market price. As of the prior reporting period end, these securities were absent of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

** Transferred from Level 1 to Level 2 because of the absence of a readily available unadjusted quoted market price due to a significant event occurring before the Fund's assets were valued but after the close of the securities' respective exchanges.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF JANUARY 31, 2012 ARE AS FOLLOWS:

COUNTERPARTY/CONTRACT                     CONTRACT AMOUNT           EXPIRATION                UNREALIZED     UNREALIZED
DESCRIPTION                    BUY/SELL           (000'S)                DATES       VALUE  APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA:
Euro (EUR)                          Buy               31  EUR           2/3/12   $  39,919     $       7    $        -
Euro (EUR)                         Sell            4,730  EUR    2/2/12-2/3/12   6,187,236             -         2,199
Canadian Dollar (CAD)              Sell               32  CAD           2/1/12      32,350            48             -
                                                                                            --------------------------
                                                                                                      55         2,199
----------------------------------------------------------------------------------------------------------------------
BANK OF NEW YORK (THE)
New Turkish Lira (TRY)             Sell            7,107  TRY           2/1/12   3,999,894             -        30,671
----------------------------------------------------------------------------------------------------------------------
BARCLAY'S CAPITAL:
British Pound Sterling (GBP)        Buy               45  GBP           2/3/12      70,857             -            18
British Pound Sterling (GBP)       Sell              560  GBP           2/3/12     882,969           226             -
Danish Krone (DKK)                 Sell              810  DKK           2/3/12     142,442             -            39
Mexican Nuevo Peso (MXN)            Buy           78,823  MXN           2/2/12   6,047,414             -        56,146
Mexican Nuevo Peso (MXN)           Sell           52,736  MXN           2/2/12   4,046,020        37,564             -
New Turkish Lira (TRY)             Sell            1,056  TRY           2/1/12     594,231             -         4,389
                                                                                            --------------------------
                                                                                                  37,790        60,592
----------------------------------------------------------------------------------------------------------------------
BROWN BROTHERS HARRIMAN:
British Pound Sterling (GBP)       Sell            9,379  GBP           2/2/12  14,779,361             -        57,210

27 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

COUNTERPARTY/CONTRACT                     CONTRACT AMOUNT           EXPIRATION                UNREALIZED     UNREALIZED
DESCRIPTION                    BUY/SELL           (000'S)                DATES       VALUE  APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
Brazilian Real (BRR)                Buy            7,407  BRR            2/2/12  4,239,196             -        29,317
Brazilian Real (BRR)               Sell           17,221  BRR     2/2/12-2/8/12  9,856,566       135,400             -
Canadian Dollar (CAD)               Buy              123  CAD     2/1/12-2/2/12    123,477           173             -
Canadian Dollar (CAD)              Sell            2,518  CAD     2/1/12-2/2/12  2,511,609             -         4,078
Chilean Peso (CLP)                 Sell          389,906  CLP            2/2/12    793,137         9,982             -
Colombian Peso (COP)               Sell        2,329,709  COP            2/7/12  1,286,990        14,832             -
Egyptian Pounds (EGP)              Sell            5,761  EGP     2/1/12-2/2/12    955,706             -         2,193
Hong Kong Dollar (HKD)             Sell           97,463  HKD     2/1/12-2/2/12 12,567,259             -           729
Indian Rupee (INR)                  Buy          313,727  INR     2/1/12-2/2/12  6,344,968        15,940             -
Indian Rupee (INR)                 Sell          862,547  INR     2/2/12-2/3/12 17,444,576       107,119             -
Indonesia Rupiah (IDR)             Sell       16,437,877  IDR     2/1/12-2/3/12  1,828,462           153         3,305
Malaysian Ringgit (MYR)            Sell              919  MYR            2/8/12    302,263         3,315             -
New Taiwan Dollar (TWD)             Buy          106,772  TWD            2/1/12  3,608,692         2,133             -
New Taiwan Dollar (TWD)            Sell          206,961  TWD            2/2/12  6,994,868        21,698             -
Nigerian Naira (NGN)               Sell           42,351  NGN            2/7/12    262,885         1,312             -
Philippines Peso (PHP)             Sell          161,303  PHP     2/1/12-2/6/12  3,761,289        15,671             9
South Korean Won (KRW)              Buy        1,949,035  KRW            2/1/12  1,735,020           818             -
South Korean Won (KRW)             Sell       82,223,703  KRW     2/2/12-2/3/12  7,320,696        26,253             -
Thailand Baht (THB)                Sell           28,846  THB            2/3/12    932,788             -         1,055
                                                                                            ---------------------------
                                                                                                 354,799        97,896
----------------------------------------------------------------------------------------------------------------------
CITIGROUP:
Euro (EUR)                          Buy           30,175  EUR            2/2/12 39,470,123             -       124,488
Euro (EUR)                         Sell           39,880  EUR            2/2/12 52,164,611       164,618             -
                                                                                            ---------------------------
                                                                                                 164,618       124,488
----------------------------------------------------------------------------------------------------------------------
DEUTSCHE BANK CAPITAL CORP.:
Australian Dollar (AUD)             Buy               25  AUD            2/3/12     26,823             -            24
Danish Krone (DKK)                  Buy           15,977  DKK            2/2/12  2,811,236             -        10,518
Danish Krone (DKK)                 Sell           21,504  DKK            2/2/12  3,783,607        14,156             -
Euro (EUR)                          Buy            1,825  EUR            2/2/12  2,387,441             -           320
Euro (EUR)                         Sell              163  EUR            2/2/12    212,930            29             -
South African Rand (ZAR)           Sell           54,772  ZAR            2/6/12  6,996,963             -        29,964
                                                                                            ---------------------------
                                                                                                  14,185        40,826
----------------------------------------------------------------------------------------------------------------------
HSBC BANK USA, NATIONAL ASSOCIATION:
British Pound Sterling (GBP)        Buy            2,742  GBP            2/2/12  4,320,495        17,193             -
British Pound Sterling (GBP)       Sell           12,039  GBP            2/2/12 18,970,300             -        75,490
Canadian Dollar (CAD)               Buy               31  CAD     2/2/12-2/3/12     30,904             1            10
                                                                                            ---------------------------
                                                                                                  17,194        75,500
----------------------------------------------------------------------------------------------------------------------
JP MORGAN CHASE:
Australian Dollar (AUD)             Buy            1,627  AUD            2/2/12  1,727,466         8,463             -
Australian Dollar (AUD)            Sell           10,499  AUD            2/2/12 11,146,328             -        54,605
British Pound Sterling (GBP)        Buy            2,827  GBP            2/2/12  4,455,278        17,324             -
British Pound Sterling (GBP)       Sell           12,580  GBP            2/2/12 19,823,553             -        77,088
Danish Krone (DKK)                  Buy              104  DKK            2/2/12     18,233             -            38
Swiss Franc (CHF)                   Buy           12,660  CHF            2/2/12 13,752,908             -        34,856
Swiss Franc (CHF)                  Sell           20,185  CHF            2/2/12 21,928,621        55,575             -
                                                                                            ---------------------------
                                                                                                  81,362       166,587
----------------------------------------------------------------------------------------------------------------------
NOMURA SECURITIES:
British Pound Sterling (GBP)       Sell            8,403  GBP           2/2/12  13,241,403             -        51,341
Euro (EUR)                          Buy           18,814  EUR           2/1/12  24,609,180             -        89,658
Euro (EUR)                         Sell           10,187  EUR           2/1/12  13,325,257        49,321             -

28 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)


COUNTERPARTY/CONTRACT                     CONTRACT AMOUNT           EXPIRATION                UNREALIZED     UNREALIZED
DESCRIPTION                    BUY/SELL           (000'S)                DATES       VALUE  APPRECIATION   DEPRECIATION
----------------------------------------------------------------------------------------------------------------------
Japanese Yen (JPY)                  Buy        2,079,504  JPY           2/2/12  27,282,912       122,369             -
Japanese Yen (JPY)                 Sell        1,347,266  JPY           2/2/12  17,676,015             -        79,280
Singapore Dollar (SGD)             Sell              759  SGD           2/2/12     603,300             -         1,437
Swedish Krona (SEK)                 Buy           97,913  SEK           2/2/12  14,393,708             -       102,266
Swedish Krona (SEK)                Sell           44,112  SEK           2/2/12   6,484,607        46,072             -
                                                                                            ---------------------------
                                                                                                 217,762       323,982
----------------------------------------------------------------------------------------------------------------------
RBS GREENWICH CAPITAL
Swiss Franc (CHF)                  Sell              183  CHF           2/3/12     199,072            17             -
----------------------------------------------------------------------------------------------------------------------
STATE STREET:
Canadian Dollar (CAD)               Buy                4  CAD           2/1/12       3,801             -             6
Canadian Dollar (CAD)              Sell               33  CAD           2/1/12      33,019            50             -
                                                                                            ---------------------------
                                                                                                      50             6
----------------------------------------------------------------------------------------------------------------------
UBS INVESTMENT BANK:
Australian Dollar (AUD)             Buy               26  AUD           2/1/12      27,292             -            14
Australian Dollar (AUD)            Sell               44  AUD           2/1/12      47,058            25             -
                                                                                            ---------------------------
                                                                                                      25            14
                                                                                            ---------------------------
Total unrealized appreciation and depreciation                                                $  887,857    $  922,761
                                                                                            ---------------------------

FUTURES CONTRACTS AS OF JANUARY 31, 2012 ARE AS FOLLOWS:

                                                                                                            UNREALIZED
                                                               NUMBER OF    EXPIRATION                    APPRECIATION
CONTRACT DESCRIPTION                            BUY/SELL       CONTRACTS          DATE          VALUE    (DEPRECIATION)
----------------------------------------------------------------------------------------------------------------------
Standard & Poor's 500 E-Mini Index                  Sell           5,679       3/16/12  $ 371,463,390    $ (25,068,299)
U.S. Long Bonds                                      Buy              10       3/21/12      1,454,375           30,739
U.S. Treasury Nts., 2 yr.                            Buy             104       3/30/12     22,958,000           30,357
U.S. Treasury Nts., 5 yr.                           Sell             163       3/30/12     20,219,641        (203,056)
U.S. Treasury Nts., 10 yr.                           Buy              28       3/21/12      3,703,000           43,093
                                                                                                         --------------
                                                                                                         $(25,167,166)
                                                                                                         ==============

WRITTEN OPTIONS AS OF JANUARY 31, 2012 ARE AS FOLLOWS:

                                                                                                           UNREALIZED
                                         NUMBER OF     EXERCISE     EXPIRATION  PREMIUMS                 APPRECIATION/
DESCRIPTION                   TYPE       CONTRACTS        PRICE           DATE  RECEIVED        VALUE   (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------
Agnico-Eagle Mines Ltd.        Put              51   $   35.000        2/20/12  $  5,862    $  (2,652)      $  3,210
Ivanhoe Mines Ltd.             Put              79       15.000        6/18/12     8,960      (10,270)        (1,310)
Randgold Resources Ltd.,
ADR                            Put              51       80.000        6/18/12     5,801       (3,315)         2,486
Royal Gold, Inc.               Put              51       62.500        2/20/12     6,476         (255)         6,221
Royal Gold, Inc.               Put              49       55.000        4/23/12     4,563         (735)         3,828
                                                                                -------------------------------------
                                                                                $ 31,662       $ (17,227)   $ 14,435
                                                                                =====================================

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market

29 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

Structured securities are valued utilizing price quotations obtained from broker-dealers or independent pricing services. Values are determined based upon market inputs which typically include the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

30 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

The net asset value per share of the Subsidiary is determined as of the close of the Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Subsidiary's net assets by the number of shares that are outstanding. The Subsidiary values its investments in the same manner as the Fund as described above.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of January 31, 2012, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                        WHEN-ISSUED OR DELAYED DELIVERY
                        BASIS TRANSACTIONS
--------------------    -------------------------------
Purchased securities    $                     2,477,289
Sold securities                                 173,373

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of January 31, 2012 is as follows:

Cost                                 $1,171,155
Market Value                         $  788,525
Market Value as a % of Net Assets         0.04%

INVESTMENT IN OPPENHEIMER GLOBAL ALLOCATION FUND (CAYMAN) LTD. The Fund has established a Cayman Islands company that is wholly-owned and controlled by the Fund (the "Subsidiary"). The Fund may invest up to 25% of its total assets in the Subsidiary. The Subsidiary invests primarily in commodity-linked derivatives (including commodity related futures, options and swap contracts), and exchange traded funds and certain fixed-income securities and other investments that may serve as margin or collateral for its derivatives positions. Investments in the Subsidiary are expected to provide the Fund with exposure to commodities markets within the limitations of the federal tax requirements that apply to the Fund. The Subsidiary is subject to the same investment restrictions and guidelines, and follows the same compliance policies and procedures, as the Fund. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Manager.

The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund's Statement of Investments. Shares of the Subsidiary are valued at their

31 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

net asset value per share. Gains or losses on withdrawals of capital from the Subsidiary by the Fund are recognized on an average cost basis. Unrealized appreciation or depreciation on the Fund's investment in the Subsidiary is recorded in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports and the Fund's Statement of Operations in the annual and semiannual reports. Distributions received from the Subsidiary are recorded as income on the ex-dividend date.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OPPENHEIMER MASTER FUNDS. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC (the "Master Funds"). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The Fund's investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds' expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in the Master Funds.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

32 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of January 31, 2012, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $52,587,072, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $51,699,215 as of January 31, 2012. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

     As of January 31, 2012 the Fund has required certain counterparties to post collateral of $54,955,664.

33 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

During the period ended January 31, 2012, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $6,017,902 and $10,500,448, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and
Liabilities in the annual and semiannual reports.   The net change in unrealized
appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

34 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.

The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.

The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.

During the period ended January 31, 2012, the Fund had an ending monthly average market value of $30,711,230 and $382,876,739 on futures contracts purchased and sold, respectively.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased put options on currencies to decrease exposure to foreign exchange rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on individual equity securities and/or equity indexes to increase exposure to equity risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on individual equity securities and/or equity indexes to decrease exposure to equity risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on treasury and/or euro futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on treasury and/or euro futures to decrease exposure to interest rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended January 31, 2012, the Fund had an ending monthly average market value of $48,240,644 and $2,613,608 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

35 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on currencies to increase exposure to foreign exchange rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written put options on individual equity securities and/or equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on individual equity securities and/or equity indexes to decrease exposure to equity risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended January 31, 2012, the Fund had an ending monthly average market value of $55,538 and $87,560 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the period ended January 31, 2012 was as follows:

                                      CALL OPTIONS                   PUT OPTIONS
                             ---------------------------     -----------------------------
                               NUMBER OF      AMOUNT OF       NUMBER OF      AMOUNT OF
                               CONTRACTS       PREMIUMS       CONTRACTS       PREMIUMS
                             -------------    ----------     ------------    ------------
Options outstanding as of
October 31, 2011                    1,150     $  133,965      26,612,326     $ 1,304,125
Options written                     1,870        119,976             755          84,054
Options closed or expired          (2,973)      (245,078)    (26,612,514)     (1,323,770)
Options exercised                     (47)        (8,863)           (286)        (32,747)
                             -------------    ----------     ------------    ------------
Options outstanding as of
January 31, 2012                        -     $        -             281     $    31,662
                             =============    ==========     ============    ============

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities in the annual and semiannual reports. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific
underlying reference asset.   Swap contracts are typically more attractively
priced compared to similar investments in related cash securities because they isolate the risk to one

36 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security or a basket of securities (the "reference asset").

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and/or, indexes that are either unavailable or considered to be less attractive in the bond market.

     For the period ended January 31, 2012, the Fund had ending monthly average notional amount of $158,750 on credit default swaps to sell protection.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

     As of January 31, 2012, the Fund had no such credit default swaps outstanding.

RESTRICTED SECURITIES@BODY FIRST:

As of January 31, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

37 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

Federal tax cost of securities           $1,851,270,283
Federal tax cost of other investments      (337,473,689)
                                         ---------------
Total federal tax cost                   $1,513,796,594
                                         ===============

Gross unrealized appreciation            $  144,371,735
Gross unrealized depreciation              (158,662,522)
                                         ---------------
Net unrealized depreciation              $  (14,290,787)
                                         ===============

38 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund (Cayman) Ltd.

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                           EXPIRATION      STRIKE
                              DATE          PRICE      CONTRACTS       VALUE
                           -----------    ---------    ---------    -----------
OPTIONS PURCHASED-17.6%
SPDR Gold Trust Call(1)
(Cost $1,937,295)              3/19/12    $ 168.000        6,000    $ 3,090,000

                                                 Shares
                                                 -------
INVESTMENT COMPANY-17.8%
SPDR Gold Trust (1),(2) (Cost $3,037,764)        18,380       3,111,917
Total Investments, at Value (Cost $4,975,059)      35.4%      6,201,917
Other Assets Net of Liabilities                    64.6      11,325,277
                                                 -------    -----------
Net Assets                                        100.0%    $17,527,194
                                                 =======    ===========

Footnotes to Statement of Investments

1. Non-income producing security.

2. All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options. See accompanying Notes.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of January 31, 2012 based on valuation input level:

                                                                                    LEVEL 3-
                                            LEVEL 1-             LEVEL 2-          SIGNIFICANT
                                           UNADJUSTED       OTHER SIGNIFICANT     UNOBSERVABLE
                                          QUOTED PRICES     OBSERVABLE INPUTS        INPUTS           VALUE
                                         ---------------    ------------------    -------------    -----------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Options Purchased                        $    3,090,000     $                -    $           -    $3,090,000
Investment Company                            3,111,917                      -                -     3,111,917
                                         ---------------    ------------------    -------------    -----------
Total Assets                             $    6,201,917     $                -    $           -    $6,201,917
                                         ---------------    ------------------    -------------    -----------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Depreciated options written, at value    $      (27,814)    $                -    $           -    $  (27,814)
                                         ---------------    ------------------    -------------    -----------
Total Liabilities                        $      (27,814)    $                -    $           -    $  (27,814)
                                         ---------------    ------------------    -------------    -----------

39 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund (Cayman) Ltd.

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

WRITTEN OPTIONS AS OF JANUARY 31, 2012 ARE AS FOLLOWS:

                                  NUMBER OF    EXERCISE         EXPIRATION    PREMIUMS                   UNREALIZED
DESCRIPTION               TYPE    CONTRACTS     PRICE              DATE       RECEIVED       VALUE      DEPRECIATION
------------------------------    ---------    ---------        ----------    ---------    ---------    -------------
SPDR Gold Trust           Call           28    $ 173.000           3/19/12    $   5,853    $ (8,680)    $       2,827
SPDR Gold Trust           Call           26      179.000           4/23/12        5,992      (7,384)            1,392
SPDR Gold Trust           Call           25      169.000           3/19/12        5,965     (11,750)            5,785
                                                                              ---------    ---------    -------------
                                                                              $  17,810    $(27,814)    $      10,004
                                                                              =========    =========    =============

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including

40 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund (Cayman) Ltd.

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative

41 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund (Cayman) Ltd.

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

     time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports.

The Fund has purchased call options on individual equity securities and/or equity indexes to increase exposure to equity risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

42 | Oppenheimer Global Allocation Fund

Oppenheimer Global Allocation Fund (Cayman) Ltd.

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

The Fund has purchased put options on individual equity securities and/or equity indexes to decrease exposure to equity risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended January 31, 2012, the Fund had an ending monthly average market value of $1,045,500 and $684,735 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on individual equity securities and/or equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on individual equity securities and/or equity indexes to decrease exposure to equity risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended January 31, 2012, the Fund had an ending monthly average market value of $7,560 and $6,064 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the period ended January 31, 2012 was as follows:

                                     CALL OPTIONS                    PUT OPTIONS
                             ---------------------------     ---------------------------
                               NUMBER OF       AMOUNT OF      NUMBER OF       AMOUNT OF
                               CONTRACTS       PREMIUMS       CONTRACTS        PREMIUMS
                             -------------    ----------     ----------      -----------
Options outstanding as of
  October 31, 2011                     24     $    3,993             23     $      6,378
Options written                       141         30,174             75           16,936
Options closed or expired             (86)       (16,357)           (75)         (16,936)
Options exercised                       -              -            (23)          (6,378)
                             ------------     ----------     ----------      -----------
Options outstanding as of
  January 31, 2012                     79     $   17,810              -     $          -
                             ============     ==========     ==========      ===========

43 | Oppenheimer Global Allocation Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                                             Shares         Value
                                            -------    ----------------
COMMON STOCKS--38.6%
CONSUMER DISCRETIONARY--3.1%
HOTELS, RESTAURANTS & LEISURE--0.8%
McDonald's Corp.(1)                          95,000    $      9,409,750
MEDIA--2.2%
Cinemark Holdings, Inc.(1)                  412,000           8,124,640
Comcast Corp., Cl. A(1)                     342,000           9,093,780
Time Warner Cable, Inc.(1)                  130,000           9,583,600
                                                       ----------------
                                                             26,802,020
MULTILINE RETAIL--0.1%
Target Corp.                                 36,210           1,839,830
CONSUMER STAPLES--4.4%
BEVERAGES--1.3%
Coca-Cola Co. (The)(1)                      240,000          16,207,200
FOOD & STAPLES RETAILING--0.8%
CVS Caremark Corp.                          238,400           9,953,200
FOOD PRODUCTS--0.3%
Adecoagro SA(1,2)                           396,200           3,633,154
HOUSEHOLD PRODUCTS--1.0%
Church & Dwight Co., Inc.(1)                265,000          12,023,050
TOBACCO--1.0%
Altria Group, Inc.(1)                       145,950           4,144,980
Philip Morris International, Inc.           108,020           8,076,655
                                                       ----------------
                                                             12,221,635
ENERGY--5.4%
ENERGY EQUIPMENT & SERVICES--0.9%
Baker Hughes, Inc.                           62,000           3,046,060
Schlumberger Ltd.(1)                        100,000           7,517,000
                                                       ----------------
                                                             10,563,060
OIL, GAS & CONSUMABLE FUELS--4.5%
Chevron Corp.(3)                            221,670          22,849,744
Exxon Mobil Corp.(1)                        212,180          17,767,953
Royal Dutch Shell plc, ADR(1)               205,000          15,034,700
                                                       ----------------
                                                             55,652,397
FINANCIALS--7.7%
CAPITAL MARKETS--1.5%
Bond Street Holdings LLC, Cl. A(2,3,4)      495,000           8,910,000
Goldman Sachs Group, Inc. (The)              80,322           8,953,493
                                                       ----------------
                                                             17,863,493
COMMERCIAL BANKS--3.0%
M&T Bank Corp.(1)                           169,640          13,527,094
U.S. Bancorp(1)                             195,420           5,514,752
Wells Fargo & Co.(1)                        621,810          18,163,070
                                                       ----------------
                                                             37,204,916
DIVERSIFIED FINANCIAL SERVICES--0.5%
Citigroup, Inc.                             202,100           6,208,512

                  1 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                                                           Shares         Value
                                                          -------    ----------------
INSURANCE--2.3%
ACE Ltd.(1)                                               158,570    $     11,036,472
Alleghany Corp.(1,2)                                        8,000           2,314,800
Everest Re Group Ltd.(1)                                   48,900           4,176,060
Progressive Corp.(1)                                      254,870           5,168,764
Transatlantic Holdings, Inc.                               92,000           5,101,400
                                                                     ----------------
                                                                           27,797,496
REAL ESTATE INVESTMENT TRUSTS--0.4%
American Assets Trust, Inc.                                60,788           1,345,846
Macerich Co. (The)                                         36,500           1,981,950
Starwood Property Trust, Inc.                             103,000           2,029,100
                                                                     ----------------
                                                                            5,356,896
HEALTH CARE--3.8%
BIOTECHNOLOGY--0.5%
Amgen, Inc.                                                19,780           1,343,260
Gilead Sciences, Inc.(2)                                  102,760           5,018,798
                                                                     ----------------
                                                                            6,362,058
HEALTH CARE EQUIPMENT & SUPPLIES--0.3%
Medtronic, Inc.                                           100,000           3,857,000
HEALTH CARE PROVIDERS & SERVICES--1.8%
Humana, Inc.(1)                                           143,990          12,817,990
UnitedHealth Group, Inc.(1)                               174,820           9,053,928
                                                                     ----------------
                                                                           21,871,918
PHARMACEUTICALS--1.2%
Merck & Co., Inc.(1)                                      115,000           4,399,900
Teva Pharmaceutical Industries Ltd., Sponsored ADR        223,210          10,073,467
                                                                     ----------------
                                                                           14,473,367
INDUSTRIALS--3.5%
AEROSPACE & DEFENSE--0.7%
Honeywell International, Inc.(1)                          150,000           8,706,000
ELECTRICAL EQUIPMENT--0.9%
Cooper Industries plc(1)                                  195,190          11,539,633
INDUSTRIAL CONGLOMERATES--1.1%
Tyco International Ltd.(1,3)                              255,000          12,992,250
MACHINERY--0.7%
AGCO Corp.(2,3)                                            73,421           3,739,332
Navistar International Corp.(2)                           123,000           5,324,670
                                                                     ----------------
                                                                            9,064,002
TRADING COMPANIES & DISTRIBUTORS--0.1%
AerCap Holdings NV(2,3)                                   46,621             582,296
INFORMATION TECHNOLOGY--5.5%
COMMUNICATIONS EQUIPMENT--1.3%
Juniper Networks, Inc.                                    317,790           6,651,345
QUALCOMM, Inc.                                            160,560           9,444,139
                                                                     ----------------
                                                                           16,095,484

                  2 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                                                                                    Shares         Value
                                                                                   -------    ---------------
COMPUTERS & PERIPHERALS--1.3%
Apple, Inc.(1,2)                                                                    34,410    $    15,707,477
INTERNET SOFTWARE & SERVICES--0.9%
eBay, Inc.(1,2)                                                                    91,900          2,904,040
Google, Inc., Cl. A(1,2)                                                            7,750          4,495,853
VeriSign, Inc.                                                                     111,000          4,113,660
                                                                                              ---------------
                                                                                                   11,513,553
IT SERVICES--0.8%
International Business Machines Corp.(1)                                            48,500          9,341,100
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--0.7%
Broadcom Corp., Cl. A                                                               80,000          2,747,200
Xilinx, Inc.(1)                                                                    150,000          5,377,500
                                                                                              ---------------
                                                                                                    8,124,700
SOFTWARE--0.5%
Oracle Corp.                                                                       242,600          6,841,320
MATERIALS--3.8%
CHEMICALS--2.4%
Celanese Corp., Series A                                                            75,000          3,653,250
Mosaic Co. (The)                                                                   446,670         25,000,120
W.R. Grace & Co.(2)                                                                 15,640            837,366
                                                                                              ---------------
                                                                                                   29,490,736
CONTAINERS & PACKAGING--0.7%
Rock-Tenn Co., Cl. A(1)                                                            145,000          8,969,700
METALS & MINING--0.7%
Allegheny Technologies, Inc.                                                        79,990          3,630,746
Newmont Mining Corp.                                                                75,000          4,611,000
                                                                                              ---------------
                                                                                                    8,241,746
UTILITIES--1.4%
ELECTRIC UTILITIES--1.0%
Cleco Corp.(1)                                                                     150,000          5,964,000
Edison International, Inc.                                                         136,500          5,601,961
                                                                                              ---------------
                                                                                                   11,565,961
MULTI-UTILITIES--0.4%
Public Service Enterprise Group, Inc.(1)                                           165,000          5,006,100
                                                                                              ---------------
Total Common Stocks (Cost $442,347,153)                                                           473,083,010
PREFERRED STOCKS--0.1%
Goldman Sachs Group, Inc. (The), 3.75% Non-Cum., Series A, Non-Vtg. (Cost
$709,760)                                                                           41,024            780,687

                                                                                       Principal
                                                                                         Amount
                                                                                     -------------    --------
ASSET-BACKED SECURITIES--0.1%
CWABS Asset-Backed Certificates Trust 2005-12, Asset-Backed Certificates,
Series 2005-12, Cl. M2, 0.766%, 2/25/36(5)
(Cost $1,059,507)                                                                    $   6,000,000    1,043,028
MORTGAGE-BACKED OBLIGATIONS--1.1%
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R2, Cl. M1, 0.706%, 4/25/34(5)                                               4,286,384    2,267,808

                  3 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                                                                                           Principal
                                                                                             Amount            Value
                                                                                        ---------------    --------------
Bear Stearns Asset-Backed Securities I Trust 2004-HE9, Asset-Backed
Certificates, Series 2004-HE9, Cl. M2, 1.476%, 11/25/34(5)                              $    12,442,159    $    6,590,518
Home Equity Asset Trust 2005-5, Mtg. Home Equity Pass-Through Certificates,
Series 2005-5, Cl. M2, 0.786%, 11/25/35(5)                                                    1,888,088           825,538
Home Equity Mortgage Loan Asset-Backed Trust, Home Equity Asset-Backed
Certificates, Series INABS 2005-B, Cl. M3, 0.766%, 8/25/35(5)                                 1,298,061           525,549
Mastr Adjustable Rate Mortgages Trust 2004-13, Mtg. Pass-Through Certificates,
Series 2004-13, Cl. 2A2, 2.662%, 4/1/34(5)                                                    1,429,992         1,405,190
RAMP Series 2005-RS6 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series
2005-RS6, Cl. M2, 0.786%, 6/25/35(5)                                                            944,044           484,954
Structured Asset Securities Corp., Mtg. Pass-Through Certificates, Series
2007-GEL2, Cl. A3, 0.726%, 5/25/37(5,6)                                                       4,486,000         1,769,931
                                                                                                           --------------
Total Mortgage-Backed Obligations (Cost $13,295,753)                                                           13,869,488
U.S. GOVERNMENT OBLIGATIONS--16.3%
U.S. Treasury Bills, 0.02%, 2/2/121 (Cost $200,000,000)                                     200,000,000       200,000,000
NON-CONVERTIBLE CORPORATE BONDS AND NOTES--0.4%
Wachovia Capital Trust III, 5.57% Perpetual Bonds(5,7)
(Cost $5,100,748)                                                                             6,000,000         5,325,180
CONVERTIBLE CORPORATE BONDS AND NOTES--3.1%
Advanced Micro Devices, Inc., 6% Cv. Sr. Unsec. Nts., 5/1/15                                 12,000,000        12,255,000
Alcatel-Lucent USA, Inc., 2.875% Cv. Sr. Unsec. Unsub. Debs., Series B, 6/15/25              20,000,000        18,375,000
Take-Two Interactive Software, Inc., 4.375% Cv. Sr. Nts., 6/1/14(8)                           4,611,000         7,325,726
                                                                                                           --------------
Total Convertible Corporate Bonds and Notes (Cost $33,977,793)                                                 37,955,726
EVENT LINKED BOND--0.3%
Midori Ltd. Catastrophe Linked Nts., 3.317%, 10/24/12(5,6)
(Cost $3,175,652)                                                                             3,200,000         3,183,360

                                                                   Expiration            Strike
                                                                         Date             Price    Contracts
                                                                   ----------    --------------    ---------    ---------
OPTIONS PURCHASED--0.2%
Broadcom Corp., Cl. A Call(2)                                         2/21/12    $       35.000        1,000      107,000
Chicago Board Options Exchange Volatility
Index Call(2)                                                         3/21/12            40.000        1,000       45,000
Euro-Bundesobligation Futures, 3/8/12 Put(2)                          2/27/12        136.000EUR          600      109,876
U.S. Treasury Nts. Futures, 10 yr., 3/21/12
Call(2)                                                               2/27/12           131.000          535      802,500
U.S. Treasury Nts. Futures, 10 yr., 3/21/12
Call(2)                                                               2/27/12           132.000        1,030      820,781
U.S. Treasury Nts. Futures, 10 yr., 3/21/12
Call(2)                                                               2/27/12           133.000          850      292,188
                                                                                                                ---------
Total Options Purchased (Cost $2,563,546)                                                                       2,177,345

                  4 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                                                      Exercise      Strike            Notional
                                                          Date       Price              Amount          Value
                                                      --------    --------    ----------------    -----------
SWAPTIONS PURCHASED--0.3%
Goldman Sachs Group, Inc. (The), Swap
Counterparty, Interest Rate Swap call option;
SwapTerms: Received: Six-Month JPY BBA LIBOR;
Paid: 2%; Terminating: 1/21/25(2)                      1/20/15       2.000 JPY$  3,838,000,000    $   947,680
Goldman Sachs Group, Inc. (The), Swap
Counterparty, Interest Rate Swap call option;
SwapTerms: Received: Three-Month BBA LIBOR;
Paid: 4%; Termination Date: 11/28/24(2)               11/26/14       4.000          50,000,000      1,149,086
JPMorgan Chase Bank NA, Swap Counterparty,
Interest Rate Swap call option; Swap Terms:
Received: Three-Month BBA LIBOR; Paid: 4%;
Terminating: 12/3/24(2)                                12/2/14       4.000          50,000,000      1,137,737
                                                                                                  -----------
Total Swaptions Purchased (Cost $4,773,596)                                                         3,234,503

                                                                                   Shares
                                                                              -----------    ----------------
STRUCTURED SECURITIES--0.3%
Africa Telecommunications, Media & Technology Fund 1
LLC (2,4) Cost $10,000,000)                                                    9,542,930            3,700,000
INVESTMENT COMPANIES--53.5%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.23%(8,9)               604,251,299          604,251,299
Oppenheimer Master Loan Fund, LLC(8)                                           4,222,973           51,404,030
                                                                                            -----------------
Total Investment Companies (Cost $655,668,721)                                                    655,655,329
Total Investments, at Value (Cost $1,372,672,229)                                  114.3%       1,400,007,656
Liabilities in Excess of Other Assets                                              (14.3)        (175,483,648)
                                                                                   ------   -----------------
Net Assets                                                                         100.0%   $   1,224,524,008
                                                                                   =====    =================

Footnotes to Statement of Investments

Principal amount and strike price are reported in U.S. Dollars, except for those denoted in the following currencies:

EUR              Euro

JPY              Japanese Yen

----------
1. All or a portion of the security position was segregated by the Fund comprising a total segregated amount of $463,560,938, which represented 270.94% of the market value of securities sold short. See accompanying Notes.

2.   Non-income producing security.

3. All or a portion of the security position is held in collateralized accounts to cover potential obligations with respect to outstanding written options. See accompanying Notes.

4. Restricted security. The aggregate value of restricted securities as of January 31, 2012 was $12,610,000, which represents 1.03% of the Fund's net assets. See accompanying Notes. Information concerning restricted securities is as follows:

                                                               ACQUISITION                                        UNREALIZED
SECURITY                                                              DATE            COST            VALUE     DEPRECIATION
----------------------------------------------------------     ------------   ------------    -------------   --------------
Africa Telecommunications, Media & Technology Fund 1 LLC           4/20/11    $ 10,000,000    $   3,700,000    $   6,300,000
Bond Street Holdings LLC, Cl. A                                    11/4/09       9,900,000        8,910,000          990,000
                                                                              $ 19,900,000    $  12,610,000    $   7,290,000

                  5 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

----------
5. Represents the current interest rate for a variable or increasing rate security.

6. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $4,953,291 or 0.40% of the Fund's net assets as of January 31, 2012.

7. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

8. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                       SHARES/PRINCIPAL               GROSS             GROSS     SHARES/PRINCIPAL
                                                       OCTOBER 31, 2011           ADDITIONS        REDUCTIONS     JANUARY 31, 2012
                                                       ----------------    ----------------    --------------    -----------------
Oppenheimer Institutional Money Market Fund, Cl.E           707,964,096         589,115,020       692,827,817          604,251,299
Oppenheimer Master Loan Fund, LLC                                    --           4,222,973                --            4,222,973
Take-Two Interactive Software, Inc.                           7,303,043                  --         7,303,043                   --
Take-Two Interactive Software, Inc., 4.375% Cv.
Sr. Nts., 6/1/14(a)                                           4,611,000                  --                --            4,611,000
THQ, Inc.                                                     7,102,240                  --         7,102,240                   --
Vanda Pharmaceuticals, Inc.                                   1,535,078                  --         1,535,078                   --


                                                                                                                       REALIZED
                                                                                 VALUE              INCOME           GAIN (LOSS)
                                                                      ----------------      --------------     -----------------
Oppenheimer Institutional Money Market Fund, Cl. E                    $    604,251,299      $      367,589     $              --
Oppenheimer Master Loan Fund, LLC                                           51,404,030             472,768 (b)           965,919 (b)
Take-Two Interactive Software, Inc.                                                 --                  --           (34,961,012)
Take-Two Interactive Software, Inc., 4.375% Cv.
Sr. Nts., 6/1/14(a)                                                                 -- (c)          50,708                    --
THQ, Inc.                                                                           --                  --           (59,848,966)
Vanda Pharmaceuticals, Inc.                                                         --                  --            (7,904,891)
                                                                      ----------------      --------------     -----------------
                                                                      $    655,655,329      $      891,065     $    (101,748,950)
                                                                      ================      ==============     =================

----------
a.   No longer an affiliate as of January 31, 2012.

b. Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

c. The security is no longer an affiliate, therefore, the value has been excluded from this table.

9. Rate shown is the 7-day yield as of January 31, 2012.

                                                      Shares
                                                  Sold Short              Value
                                                  ----------    ---------------
COMMON STOCK SECURITIES SOLD SHORT--(5.2)%
Carrizo Oil & Gas, Inc.(2)                          (200,000)   $    (4,858,000)
Chesapeake Energy Corp.                             (317,000)        (6,698,210)
Children's Place Retail Stores, Inc.(2)              (75,000)        (3,741,750)
Cliffs Natural Resources, Inc.                      (102,760)        (7,424,410)
Comerica, Inc.                                      (186,000)        (5,146,620)
Dish Network Corp., Cl. A                            (60,000)        (1,675,200)
FMC Technologies, Inc.(2)                            (27,460)        (1,403,481)
Green Mountain Coffee, Inc.(2)                       (55,000)        (2,933,700)
HomeAway, Inc.(2)                                   (236,560)        (6,396,582)
J.C. Penney Co., Inc. (Holding Co.)                 (100,000)        (4,155,000)
Lennar Corp., Cl. A                                  (70,517)        (1,515,410)

                  6 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

Quicksilver Resources, Inc.(2)                                                       (897,474)         (4,496,345)
SanDisk Corp.(2)                                                                      (65,000)         (2,982,200)
SandRidge Energy, Inc.(2)                                                            (690,000)         (5,368,200)
Silver Wheaton Corp.                                                                 (149,420)         (5,320,846)
                                                                                                 ----------------
Total Common Stock Securities Sold Short (Proceeds $(64,273,414))                                     (64,115,954)
INVESTMENT COMPANY SECURITIES SOLD SHORT--(8.7)%
Financial Select Sector SPDR Fund                                                  (3,309,540)        (46,532,132)
PowerShares QQQ                                                                      (620,630)        (37,554,321)
Standard & Poor's Depositary Receipts Trust/Standard & Poor's 500 Exchange
Traded Funds, Series 1                                                               (174,300)        (22,889,076)
                                                                                                 ----------------
Total Investment Company Securities Sold Short (Proceeds $(87,142,890))                              (106,975,529)
                                                                                                 ----------------
Total Securities Sold Short (Proceeds $(151,416,304))                                            $   (171,091,483)
                                                                                                 =================

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of January 31, 2012 based on valuation input level:

                                                        LEVEL 1--            LEVEL 2--             LEVEL 3--
                                                       UNADJUSTED    OTHER SIGNIFICANT           SIGNIFICANT
                                                    QUOTED PRICES    OBSERVABLE INPUTS    UNOBSERVABLE INPUTS              VALUE
                                                  ---------------    -----------------    -------------------    ---------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary                         $    38,051,600    $              --    $                --    $    38,051,600
   Consumer Staples                                    54,038,239                   --                     --         54,038,239
   Energy                                              66,215,457                   --                     --         66,215,457
   Financials                                          85,521,313            8,910,000                     --         94,431,313
   Health Care                                         46,564,343                   --                     --         46,564,343
   Industrials                                         42,884,181                   --                     --         42,884,181
   Information Technology                              67,623,634                   --                     --         67,623,634
   Materials                                           46,702,182                   --                     --         46,702,182
   Utilities                                           16,572,061                   --                     --         16,572,061
Preferred Stocks                                               --              780,687                     --            780,687
Asset-Backed Securities                                        --            1,043,028                     --          1,043,028
Mortgage-Backed Obligations                                    --           13,869,488                     --         13,869,488
U.S. Government Obligations                                    --          200,000,000                     --        200,000,000
Non-Convertible Corporate Bonds and Notes                      --            5,325,180                     --          5,325,180
Convertible Corporate Bonds and Notes                          --           37,955,726                     --         37,955,726
Event Linked Bond                                              --            3,183,360                     --          3,183,360
Options Purchased                                       2,177,345                   --                     --          2,177,345
Swaptions Purchased                                            --            3,234,503                     --          3,234,503

                  7 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

Structured Securities                                            --                 --         3,700,000            3,700,000
Investment Companies                                    655,655,329                 --                --          655,655,329
                                                  -----------------    ---------------    --------------    -----------------
Total Investments, at Value                           1,122,005,684        274,301,972         3,700,000        1,400,007,656
OTHER FINANCIAL INSTRUMENTS:
Depreciated swaps, at value                                      --          3,901,691                --            3,901,691
                                                  -----------------    ---------------    --------------    -----------------
Total Assets                                      $   1,122,005,684    $   278,203,663    $    3,700,000    $   1,403,909,347
                                                  -----------------    ---------------    --------------    -----------------
LIABILITIES TABLE
OTHER FINANCIAL INSTRUMENTS:
Common Stock Securities Sold Short                $     (64,115,954)   $            --    $           --    $     (64,115,954)
Investment Company Securities Sold Short               (106,975,529)                --                --         (106,975,529)
Depreciated swaps, at value                                      --           (225,296)               --             (225,296)
Appreciated options written, at value                       (26,000)                --                --              (26,000)
Depreciated options written, at value                      (111,600)                --                --             (111,600)
Foreign currency exchange contracts                              --           (106,255)               --             (106,255)
Futures margins                                             (39,935)                --                --              (39,935)
                                                  -----------------    ---------------    --------------    -----------------
Total Liabilities                                 $    (171,269,018)   $      (331,551)   $           --    $    (171,600,569)
                                                  -----------------    ---------------    --------------    -----------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF JANUARY 31, 2012 ARE AS FOLLOWS:
COUNTERPARTY/CONTRACT                               CONTRACT AMOUNT     EXPIRATION                       UNREALIZED
DESCRIPTION                             BUY/SELL             (000'S)          DATE            VALUE    DEPRECIATION
------------------------------------    --------    ---------------     ----------    -------------    ------------
BARCLAY'S CAPITAL
Euro (EUR)                                  Sell              8,000 EUR    4/27/12    $  10,467,615    $    106,255

FUTURES CONTRACTS AS OF JANUARY 31, 2012 ARE AS FOLLOWS:
                                                    NUMBER OF    EXPIRATION                    UNREALIZED
CONTRACT DESCRIPTION                    BUY/SELL    CONTRACTS          DATE         VALUE    DEPRECIATION
------------------------------------    --------    ---------    ----------    ----------    ------------
Euro-BTP                                    Sell           43        3/8/12    $5,591,406        $475,569

WRITTEN OPTIONS AS OF JANUARY 31, 2012 ARE AS FOLLOWS:
                                                                                                               UNREALIZED
                                     NUMBER OF    EXERCISE    EXPIRATION        PREMIUMS                    APPRECIATION/
DESCRIPTION                  TYPE    CONTRACTS       PRICE          DATE        RECEIVED          VALUE     (DEPRECIATION)
-------------------------    ----    ---------    --------    ----------    ------------    -----------    --------------
Broadcom Corp., Cl. A        Call        1,000    $ 38.000       2/21/12    $     42,975    $   (26,000)   $       16,975
Broadcom Corp., Cl. A         Put          600      35.000       2/21/12          94,183       (111,600)          (17,417)
                                                                            ------------    -----------    --------------
                                                                            $    137,158    $  (137,600)   $         (442)
                                                                            ============    ===========    ==============

                  8 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

CREDIT DEFAULT SWAP CONTRACTS AS OF JANUARY 31, 2012 ARE AS FOLLOWS:
                                                                  PAY/                                         UPFRONT
                                    BUY/SELL      NOTIONAL     RECEIVE                                         PAYMENT
REFERENCE ENTITY/                     CREDIT        AMOUNT       FIXED                   TERMINATION         RECEIVED/
SWAP COUNTERPARTY                 PROTECTION        (000'S)       RATE                          DATE             (PAID)
------------------------------    ----------    ----------     -------    --------------------------    --------------
 REPUBLIC OF FRANCE
 Goldman Sachs International             Buy    $   25,000        0.25 %                    12/20/16    $   (1,910,232)
                                                 ---------                                              --------------
                                       Total        25,000                                                  (1,910,232)
 REPUBLIC OF AUSTRIA
 Goldman Sachs International             Buy        25,000        1.00                      12/20/16          (874,393)
                                                 ---------                                              --------------
                                       Total        25,000                                                    (874,393)
 REPUBLIC OF GERMANY
 Goldman Sachs International             Buy        50,000        0.25                      12/20/16        (1,804,216)
                                                 ---------                                              --------------
                                       Total        50,000                                                  (1,804,216)
 SOCIETE GENERALE
 Goldman Sachs International             Buy        10,000 EUR    5.00                      12/20/16        (1,128,552)
                                                 ---------                                              --------------
                                       Total        10,000                                                  (1,128,552)
                                                                                                        --------------
                                                                                    Grand Total Buys        (5,717,393)
                                                                                   Grand Total Sells                 -
                                                                                                        --------------
                                                                          Total Credit Default Swaps    $   (5,717,393)
                                                                                                        ==============
REFERENCE ENTITY/                                  UNREALIZED
SWAP COUNTERPARTY                      VALUE     DEPRECIATION
-------------------------------   -----------    ------------

 REPUBLIC OF FRANCE
 Goldman Sachs International      $ 1,750,828    $   (159,404)
                                  -----------    ------------
                                    1,750,828        (159,404)
 REPUBLIC OF AUSTRIA
 Goldman Sachs International          786,631         (87,762)
                                  -----------    ------------
                                      786,631         (87,762)
 REPUBLIC OF GERMANY
 Goldman Sachs International        1,364,232        (439,984)
                                  -----------    ------------
                                    1,364,232        (439,984)
 SOCIETE GENERALE
 Goldman Sachs International         (225,296)     (1,353,848)
                                  -----------    ------------
                                     (225,296)     (1,353,848)
                                  -----------    ------------
                                    3,676,395      (2,040,998)
                                            -               -
                                  -----------    ------------
                                  $ 3,676,395    $ (2,040,998)
                                  ===========    ============

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

EUR          Euro

The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.


SWAP SUMMARY AS OF JANUARY 31, 2012 IS AS FOLLOWS:
                                                                       NOTIONAL
                                    SWAP TYPE FROM                       AMOUNT
SWAP COUNTERPARTY                   FUND PERSPECTIVE                    (000'S)          VALUE
---------------------------------   -----------------------------   -----------     -----------
Goldman Sachs International:
                                    Credit Default Buy Protection   $    10,000 EUR $  (225,296)
                                    Credit Default Buy Protection       100,000       3,901,691
                                                                                    -----------
                                                                        Total Swaps $ 3,676,395
                                                                                    ===========

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

EUR         Euro

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's

                  9 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

Structured securities are valued utilizing price quotations obtained from broker-dealers or independent pricing services. Values are determined based upon market inputs which typically include the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.

Event-linked bonds are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Prices are determined based upon information obtained from market participants including reported trade data and broker-dealer price quotations.

Swap contracts are valued utilizing price quotations obtained from broker-dealer counterparties or independent pricing services. Values are determined based on relevant market information on the underlying reference assets which may include credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures and forward currency rates.

Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of

                  10 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations in the annual and semiannual reports. The Fund records a realized gain or loss when a structured security is sold or matures.

EVENT-LINKED BONDS. The Fund may invest in "event-linked" bonds. Event-linked bonds, which are sometimes referred to as "catastrophe" bonds, are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a specific trigger event, such as a hurricane, earthquake, or other occurrence that leads to physical or economic loss. If the trigger event occurs prior to maturity, the Fund may lose all or a portion of its principal in addition to interest otherwise due from the security. Event-linked bonds may expose the Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences. The Fund records the net change in market value of event-linked bonds on the Statement of Operations in the annual and semiannual reports as a change in unrealized appreciation or depreciation on investments. The Fund records a realized gain or loss on the Statement of Operations in the annual and semiannual reports upon the sale or maturity of such securities.

SECURITIES SOLD SHORT. The Fund sells securities that it does not own, and it will therefore be obligated to purchase such securities at a future date. Upon entering into a short position, the Fund is required to segregate securities at its custodian with a value equal to a certain percentage of the value of the securities that it sold short. Securities that have been segregated for this purpose are disclosed as such in the Statement of Investments. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the change in value of the open short position. The Fund records a realized gain or loss when the short position is closed out. By entering into short sales, the Fund bears the market risk of increases in value of the security sold short in excess of the proceeds received. Until the security is replaced, the Fund is required to pay the lender any dividend or interest earned. Dividend expense on short sales is treated as an expense in the Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENT IN OPPENHEIMER MASTER FUND. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as a partnership for tax purposes, specifically Oppenheimer Master Loan Fund, LLC (the "Master Fund"). Master Fund has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in Master Fund, the Fund will have greater exposure to the risks of the Master Fund.

The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The Fund's investment in Master Fund is included in

                  11 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Fund. As a shareholder, the Fund is subject to its proportional share of the Master Funds' expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in the Master Fund.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

RISK EXPOSURES AND THE USE OF DERIVATIVE INSTRUMENTS

The Fund's investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

MARKET RISK FACTORS. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:

     COMMODITY RISK. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

     CREDIT RISK. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

     EQUITY RISK. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

     FOREIGN EXCHANGE RATE RISK. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

     INTEREST RATE RISK. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

     VOLATILITY RISK. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument's price over a defined time period. Large increases or decreases in a financial instrument's price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

The Fund's actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.

RISKS OF INVESTING IN DERIVATIVES. The Fund's use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

                  12 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund's performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

     COUNTERPARTY CREDIT RISK. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund's derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of January 31, 2012, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions failed to perform would be $7,136,194, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund's International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $6,910,898 as of January 31, 2012. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.

     As of January 31, 2012 the Fund has required certain counterparties to post collateral of $7,807,502.

     CREDIT RELATED CONTINGENT FEATURES. The Fund's agreements with derivative counterparties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund's net assets and or a percentage decrease in the Fund's Net Asset Value or NAV. The contingent features are established within the Fund's International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.

     As of January 31, 2012, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $106,255 for which collateral was not posted by the Fund. If a contingent feature would have been triggered as of January 31, 2012, the Fund could have been required to pay this amount in cash to its counterparties.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual reports as a receivable or payable and in the Statement of Operations in the annual and semiannual reports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

                  13 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for or sell currencies to acquire related foreign securities purchase and sale transactions, respectively, or to convert foreign currencies to U.S. dollars from related foreign securities transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.

The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.

During the period ended January 31, 2012, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $92,834 and $14,154,447, respectively.

Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.

FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a financial instrument, or currency, at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.

Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations in the annual and semiannual reports. Realized gains (losses) are reported in the Statement of Operations in the annual and semiannual reports at the closing or expiration of futures contracts.

The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk. During the period ended January 31, 2012, the Fund had an ending monthly average market value of $1,397,852 on futures contracts sold.

Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations in the annual and semiannual reports. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the

                  14 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports

The Fund has purchased call options on individual equity securities and/or equity indexes to increase exposure to equity risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased call options on treasury and/or euro futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has purchased put options on treasury and/or euro futures to decrease exposure to interest rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

The Fund has purchased call options on volatility indexes to increase exposure to volatility risk. A purchased call option becomes more valuable as the level of the underlying volatility index increases relative to the strike price.

During the period ended January 31, 2012, the Fund had an ending monthly average market value of $1,294,273 and $27,469 on purchased call options and purchased put options, respectively.

Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities in the annual and semiannual reports. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

The Fund has written put options on individual equity securities and/or equity indexes to increase exposure to equity risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.

The Fund has written call options on individual equity securities and/or equity indexes to decrease exposure to equity risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.

During the period ended January 31, 2012, the Fund had an ending monthly average market value of $54,050 and $118,650 on written call options and written put options, respectively.

Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.

Written option activity for the period ended January 31, 2012 was as follows:

                                     CALL OPTIONS             PUT OPTIONS
                                ---------------------   -----------------------
                                NUMBER OF   AMOUNT OF   NUMBER OF     AMOUNT OF
                                CONTRACTS    PREMIUMS   CONTRACTS      PREMIUMS
                                ---------   ---------   ---------   -----------
Options outstanding as of
October 31, 2011                       --   $      --          --   $        --
Options written                     1,600     257,157         900       339,272
Options closed or expired              --          --        (300)     (245,089)
Options exercised                    (600)   (214,182)         --            --
                                ---------   ---------   ---------   -----------
Options outstanding as of
January 31, 2012                    1,000   $  42,975         600   $    94,183
                                =========   =========   =========   ===========

                  15 | OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

OPPENHEIMER QUEST OPPORTUNITY VALUE FUND

STATEMENT OF INVESTMENTS   JANUARY 31, 2012 (UNAUDITED)

SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities in the annual and semiannual reports by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities in the annual and semiannual reports. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations in the annual and semiannual reports. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations in the annual and semiannual reports.

Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.

     CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer's failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security, or a basket of securities (the "reference asset").

     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.

     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.

     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations in the annual and semiannual reports.

     The Fund has purchased credit protection through credit default swaps to take an outright negative investment perspective on the credit risk of individual securities and/or indexes as opposed to decreasing its credit risk exposure related to similar debt securities held by the Fund.

                  16 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

     For the period ended January 31, 2012, the Fund had ending monthly average notional amounts of $63,162,438 on credit default swaps to buy protection.

     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.

SWAPTION TRANSACTIONS

The Fund may enter into a swaption contract which grants the purchaser the right, but not the obligation, to enter into a swap transaction at preset terms detailed in the underlying agreement within a specified period of time. The purchaser pays a premium to the swaption writer who bears the risk of unfavorable changes in the preset terms on the underlying swap.

Swaptions are marked to market daily using primarily portfolio pricing services or quotations from counterparties and brokers. Purchased swaptions are reported as a component of investments in the Statement of Investments, the Statement of Assets and Liabilities in the annual and semiannual reports and the Statement of Operations in the annual and semiannual reports. Written swaptions are reported on a schedule following the Statement of Investments and their value is reported as a separate asset or liability line item in the Statement of Assets and Liabilities in the annual and semiannual reports. The net change in unrealized appreciation or depreciation on written swaptions is separately reported in the Statement of Operations in the annual and semiannual reports. When a swaption is exercised, the cost of the swap is adjusted by the amount of premium paid or received. Upon the expiration or closing of an unexercised swaption contract, a gain or loss is reported in the Statement of Operations in the annual and semiannual reports for the amount of the premium paid or received.

The Fund generally will incur a greater risk when it writes a swaption than when it purchases a swaption. When the Fund writes a swaption it will become obligated, upon exercise of the swaption, according to the terms of the underlying agreement. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. When the Fund purchases a swaption it only risks losing the amount of the premium it paid if the swaption expires unexercised. However, when the Fund exercises a purchased swaption there is a risk that the counterparty will fail to perform or otherwise default on its obligations under the swaption contract.

The Fund has purchased swaptions which gives it the option to enter into an interest rate swap in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. A purchased swaption of this type becomes more valuable as the reference interest rate appreciates relative to the preset interest rate.

During the period ended January 31, 2012, the Fund had an ending monthly average market value of $1,894,323 on purchased swaptions.

RESTRICTED SECURITIES

As of January 31, 2012, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities              $      1,384,231,512
Federal tax cost of other investments               (150,951,906)
                                            --------------------
Total federal tax cost                      $      1,233,279,606
                                            ====================
Gross unrealized appreciation               $         42,413,371
Gross unrealized depreciation                        (48,829,415)
                                            --------------------

                  17 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Quest Opportunity Value Fund

STATEMENT OF INVESTMENTS   January 31, 2012 (Unaudited)

                                            --------------------
Net unrealized depreciation                 $         (6,416,044)
                                            ====================

                  18 | Oppenheimer Quest Opportunity Value Fund

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

                                                                    Shares                        Value
--------------------------------------------------------------------------------------------------------
COMMON STOCKS--96.0%
CONSUMER DISCRETIONARY--11.9%
--------------------------------------------------------------------------------------------------------
AUTO COMPONENTS--1.4%
Lear Corp.                                                         600,000               $    25,140,000
--------------------------------------------------------------------------------------------------------
DIVERSIFIED CONSUMER SERVICES--1.1%
Coinstar, Inc.(1)                                                  400,000                    19,892,000
--------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.6%
Pinnacle Entertainment, Inc.(1)                                  1,200,000                    11,640,000
--------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--3.3%
Mohawk Industries, Inc.(1)                                         400,000                    24,464,000
--------------------------------------------------------------------------------------------------------
Newell Rubbermaid, Inc.                                          2,000,000                    36,940,000
                                                                                         ---------------
                                                                                              61,404,000
--------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--3.2%
Hasbro, Inc.                                                       600,000                    20,946,000
--------------------------------------------------------------------------------------------------------
Mattel, Inc.                                                     1,200,000                    37,200,000
                                                                                         ---------------
                                                                                              58,146,000
--------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.0%
Abercrombie & Fitch Co., Cl. A                                     400,000                    18,376,000
--------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.3%
PVH Corp.                                                          300,000                    23,157,000
--------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--7.8%
--------------------------------------------------------------------------------------------------------
BEVERAGES--1.0%
Molson Coors Brewing Co., Cl. B, Non-Vtg.                          400,000                    17,156,000
--------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.8%
Kroger Co. (The)                                                   600,000                    14,256,000
--------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--3.1%
Adecoagro SA(1)                                                  1,200,000                    11,004,000
--------------------------------------------------------------------------------------------------------
ConAgra Foods, Inc.                                              1,000,000                    26,670,000
--------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                   1,000,000                    19,150,000
                                                                                         ---------------
                                                                                              56,824,000
--------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--2.9%
Church & Dwight Co., Inc.                                          500,000                    22,685,000
--------------------------------------------------------------------------------------------------------
Energizer Holdings, Inc.(1)                                        400,000                    30,848,000
                                                                                         ---------------
                                                                                              53,533,000
--------------------------------------------------------------------------------------------------------
ENERGY--8.6%
--------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.5%
Ensco plc, Sponsored ADR                                           350,000                    18,424,000
--------------------------------------------------------------------------------------------------------
Nabors Industries Ltd.(1)                                        1,000,000                    18,620,000
--------------------------------------------------------------------------------------------------------
Tidewater, Inc.                                                    500,000                    26,925,000
                                                                                         ---------------
                                                                                              63,969,000
--------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--5.1%
Alpha Natural Resources, Inc.(1)                                   500,000                    10,060,000
--------------------------------------------------------------------------------------------------------
Bill Barrett Corp.(1)                                              650,000                    17,953,000
--------------------------------------------------------------------------------------------------------
Cimarex Energy Co.                                                 300,000                    17,514,000
--------------------------------------------------------------------------------------------------------
EQT Corp.                                                          300,000                    15,156,000
--------------------------------------------------------------------------------------------------------
Noble Energy, Inc.                                                 150,000                    15,100,500
--------------------------------------------------------------------------------------------------------
Whiting Petroleum Corp.(1)                                         350,000                    17,531,500
                                                                                         ---------------
                                                                                              93,315,000

1 | Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

                                                                    Shares                        Value
--------------------------------------------------------------------------------------------------------
FINANCIALS--18.8%
--------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.1%
Affiliated Managers Group, Inc.(1)                                 200,000                $   20,102,000
--------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--7.8%
Fifth Third Bancorp                                              1,700,000                    22,117,000
--------------------------------------------------------------------------------------------------------
M&T Bank Corp.                                                     500,000                    39,870,000
--------------------------------------------------------------------------------------------------------
Prosperity Bancshares, Inc.                                        500,000                    20,755,000
--------------------------------------------------------------------------------------------------------
Signature Bank(1)                                                  300,000                    17,445,000
--------------------------------------------------------------------------------------------------------
TCF Financial Corp.                                              1,800,000                    18,072,000
--------------------------------------------------------------------------------------------------------
Zions Bancorp                                                    1,400,000                    23,576,000
                                                                                         ---------------
                                                                                             141,835,000
--------------------------------------------------------------------------------------------------------
INSURANCE--8.7%
ACE Ltd.                                                           300,000                    20,880,000
--------------------------------------------------------------------------------------------------------
Aon Corp.                                                          675,000                    32,690,250
--------------------------------------------------------------------------------------------------------
Brown & Brown, Inc.                                                400,000                     9,112,000
--------------------------------------------------------------------------------------------------------
Everest Re Group Ltd.                                              400,000                    34,160,000
--------------------------------------------------------------------------------------------------------
Progressive Corp.                                                1,500,000                    30,420,000
--------------------------------------------------------------------------------------------------------
Reinsurance Group of America, Inc.                                 600,000                    32,694,000
                                                                                         ---------------
                                                                                             159,956,250
--------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--1.2%
BioMed Realty Trust, Inc.                                        1,200,000                    22,284,000
--------------------------------------------------------------------------------------------------------
HEALTH CARE--9.9%
--------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--8.0%
Aetna, Inc.                                                        850,000                    37,145,000
--------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                              400,000                    17,212,000
--------------------------------------------------------------------------------------------------------
DaVita, Inc.(1)                                                    500,000                  40,905,000
--------------------------------------------------------------------------------------------------------
Humana, Inc.                                                       300,000                    26,706,000
--------------------------------------------------------------------------------------------------------
Universal Health Services, Inc., Cl. B                             600,000                    24,774,000
                                                                                         ---------------
                                                                                             146,742,000
--------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--0.7%
Agilent Technologies, Inc.(1)                                      300,000                    12,741,000
--------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--1.2%
Mylan, Inc.(1)                                                   1,000,000                    20,750,000
--------------------------------------------------------------------------------------------------------
INDUSTRIALS--11.2%
--------------------------------------------------------------------------------------------------------
AIRLINES--0.5%
United Continental Holdings, Inc.(1)                               400,000                     9,240,000
--------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--1.6%
Republic Services, Inc.                                          1,000,000                    29,280,000
--------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.3%
Cooper Industries plc                                              400,000                    23,648,000
--------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--2.5%
Tyco International Ltd.                                            900,000                    45,855,000
--------------------------------------------------------------------------------------------------------
MACHINERY--4.3%
AGCO Corp.(1)                                                      600,000                    30,558,000
--------------------------------------------------------------------------------------------------------
Navistar International Corp.(1)                                    450,000                    19,480,500
--------------------------------------------------------------------------------------------------------
Stanley Black & Decker, Inc.                                       400,000                    28,072,000
                                                                                         ---------------
                                                                                              78,110,500
--------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--1.0%
AerCap Holdings NV(1)                                            1,500,000                    18,735,000

2 | Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

                                                                    Shares                        Value
--------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--9.2%
--------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--1.4%
Juniper Networks, Inc.(1)                                        1,200,000                $   25,116,000
--------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.6%
Western Digital Corp.(1)                                           300,000                    10,905,000
--------------------------------------------------------------------------------------------------------
IT SERVICES--0.7%
TeleTech Holdings, Inc.(1)                                         800,000                    13,568,000
--------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.0%
Atmel Corp.(1)                                                   1,000,000                     9,710,000
--------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.(1)                                   300,000                     4,659,000
--------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                       600,000                    21,510,000
                                                                                         ---------------
                                                                                              35,879,000
--------------------------------------------------------------------------------------------------------
SOFTWARE--4.5%
Aspen Technology, Inc.(1)                                          700,000                    12,607,000
--------------------------------------------------------------------------------------------------------
CA, Inc.                                                           390,000                    10,054,200
--------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.(1)                                         1,500,000                    27,855,000
--------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc.(1)                           2,000,000                    31,200,000
                                                                                         ---------------
                                                                                              81,716,200
--------------------------------------------------------------------------------------------------------
MATERIALS--7.1%
--------------------------------------------------------------------------------------------------------
CHEMICALS--5.0%
Airgas, Inc.                                                       400,000                    31,572,000
--------------------------------------------------------------------------------------------------------
Celanese Corp., Series A                                           400,000                    19,484,000
--------------------------------------------------------------------------------------------------------
Mosaic Co. (The)                                                   600,000                    33,582,000
--------------------------------------------------------------------------------------------------------
W.R. Grace & Co.(1)                                                130,307                     6,976,637
                                                                                         ---------------
                                                                                              91,614,637
--------------------------------------------------------------------------------------------------------
CONTAINERS & PACKAGING--1.1%
Rock-Tenn Co., Cl. A                                               325,000                    20,104,500
--------------------------------------------------------------------------------------------------------
METALS & MINING--1.0%
Allegheny Technologies, Inc.                                       400,000                    18,156,000
--------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--0.9%
--------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.9%
NII Holdings, Inc.(1)                                              850,000                    17,093,500
--------------------------------------------------------------------------------------------------------
UTILITIES--10.6%
--------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--4.7%
Cleco Corp.                                                        900,000                    35,784,000
--------------------------------------------------------------------------------------------------------
NV Energy, Inc.                                                  1,500,000                    24,300,000
--------------------------------------------------------------------------------------------------------
Pepco Holdings, Inc.                                             1,300,000                    25,558,000
                                                                                         ---------------
                                                                                              85,642,000
--------------------------------------------------------------------------------------------------------
ENERGY TRADERS--0.4%
GenOn Energy, Inc.(1)                                            4,000,000                     8,520,000
--------------------------------------------------------------------------------------------------------
GAS UTILITIES--1.6%
AGL Resources, Inc.                                                700,000                    29,057,000
--------------------------------------------------------------------------------------------------------
MULTI-UTILITIES--3.9%
CMS Energy Corp.                                                 1,600,000                    34,928,000
--------------------------------------------------------------------------------------------------------
SCANA Corp.                                                        800,000                    35,864,000
                                                                                         ---------------
                                                                                              70,792,000
                                                                                         ---------------
Total Common Stocks (Cost $1,512,861,541)                                                  1,754,250,587

3 | Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)


                                                                    Shares                        Value
--------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY--3.5%
Oppenheimer Institutional Money Market Fund, Cl. E,
0.23% (2),(3) (Cost $64,481,161)                                  64,481,161            $     64,481,161
--------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $1,577,342,702)                       99.5%              1,818,731,748
--------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                          0.5                   8,322,217
                                                               -----------------------------------------
Net Assets                                                            100.0%            $  1,827,053,965
                                                               =========================================

------------
Footnotes to Statement of Investments

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                      SHARES         GROSS          GROSS                SHARES
                                            OCTOBER 31, 2011     ADDITIONS     REDUCTIONS      JANUARY 31, 2012
------------------------------------------- ----------------- ------------- --------------     ----------------
Oppenheimer Institutional Money Market
Fund, Cl. E                                 152,351,538        152,542,469    240,412,846      64,481,161

                                                                   VALUE         INCOME
----------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl. E             $  64,481,161   $  42,377

3. Rate shown is the 7-day yield as of January 31, 2012.

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

    1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

    2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

    3) Level 3-significant unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset or liability).

The table below categorizes amounts as of January 31, 2012 based on valuation input level:

                                                                  LEVEL 2--
                                                                     OTHER            LEVEL 3--
                                               LEVEL 1--        SIGNIFICANT         SIGNIFICANT
                                             UNADJUSTED         OBSERVABLE        UNOBSERVABLE
                                          QUOTED PRICES             INPUTS              INPUTS              VALUE
--------------------------------------------------------------------------------------------------------------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary            $      217,755,000 $               -- $                --  $     217,755,000
   Consumer Staples                         141,769,000                 --                  --        141,769,000
   Energy                                   157,284,000                 --                  --        157,284,000
   Financials                               344,177,250                 --                  --        344,177,250
   Health Care                              180,233,000                 --                  --        180,233,000
   Industrials                              204,868,500                 --                  --        204,868,500
   Information Technology                   167,184,200                 --                  --        167,184,200
   Materials                                129,875,137                 --                  --        129,875,137
   Telecommunication Services                17,093,500                 --                  --         17,093,500
   Utilities                                194,011,000                 --                  --        194,011,000
Investment Company                           64,481,161                 --                  --         64,481,161
                                    -----------------------------------------------------------------------------
Total Assets                         $    1,818,731,748 $               -- $                --  $   1,818,731,748
                                    -----------------------------------------------------------------------------

4 | Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

See the accompanying Notes for further discussion of the methods used in determining value of the Fund's investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," observable market inputs other than unadjusted quoted prices are classified as "Level 2" and significant unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and "money market-type" debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the "bid" and "asked" prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are

5 | Oppenheimer Small- & Mid- Cap Value Fund

Oppenheimer Small- & Mid- Cap Value Fund

STATEMENT OF INVESTMENTS January 31, 2012 (Unaudited)

valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAXES. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


Federal tax cost of securities                $   1,612,167,466
                                              ==================
Gross unrealized appreciation                 $     258,352,182
Gross unrealized depreciation                      (51,787,900)
                                              ------------------
Net unrealized appreciation                   $     206,564,282
                                              ==================

6 | Oppenheimer Small- & Mid- Cap Value Fund

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2012, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Quest for Value Funds

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 3/13/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ William F. Glavin, Jr.
    ----------------------------
    William F. Glavin, Jr.
    Principal Executive Officer

Date: 3/13/2012

By: /s/ Brian W. Wixted
    ----------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 3/13/2012